UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

AQUILA MUNICIPAL TRUST
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 697-6666

Date of fiscal year end:   3/31/15

Date of reporting period: 9/30/15

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2015

Aquila Churchill Tax-Free Fund of Kentucky Serving Kentucky investors since 1987

November, 2015

Dear Fellow Shareholder:

     As you are no doubt aware, the Federal Funds rate (a key short term interest rate between commercial banks, which influences borrowing costs throughout the economy) has been held close to zero since 2008.

     With no change in this rate in seven years, the relationship between interest rates and the share value of fixed-income securities, such as those in which the bond funds in the Aquila Group of Funds invest, has attracted limited attention.

     Now that it seems probable that interest rates may slowly start to climb, we thought it was a good time to revisit this topic. Management of the Aquila Group of Funds well recognizes that it is much easier to accept variations with your investment when you understand the forces influencing them.

     Simply put, interest rates and the share prices of the bond funds in the Aquila Group of Funds are inversely related. When interest rates increase, the share value of your Fund will generallly decrease. And, conversely, when interest rates decrease, the share value will generally increase.

Why is this the case?

     When a bond is issued, it has a fixed face value and coupon rate (that is usually close to prevailing marketplace interest rates). For example, a $1,000 bond with a 5% coupon rate will pay interest of $50 per year and, at maturity, will repay the bondholder the $1,000 face value. The promise to pay $1,000 at maturity and the $50 per year interest payment doesn’t change. What does change is the bond’s market price.

     If interest rates on similar bonds rise to 6%, our example above may no longer be attractive.

     For the 5% bond to be attractive, its market price must fall below its $1,000 face value until the $50 per year represents a yield closer to 6%. Conversely, if prevailing interest rates decrease to 4%, people may be willing to pay more than the bond’s $1,000 face value in order to receive the $50 per year interest payments.

     Simply put, bond prices fluctuate so that their yield reflects prevailing interest rates in the marketplace.

     While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Fund’s share price, we do take steps which are designed to minimize (to the extent possible) the volatility of such movement.

NOT A PART OF THE SEMI-ANNUAL REPORT

     We firmly believe that credit quality has an impact on stability. Each of the funds in the Aquila Group of Funds intentionally limits, by prospectus, its investments (at the time of purchase) to Investment Grade bonds - that is to say, bonds that are rated in one of the four highest credit ratings assigned by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable credit quality by the Adviser/ Sub-Adviser (as applicable). Investment Grade credit ratings are one of several factors the Adviser/ Sub-Adviser (as applicable) considers in identifying those municipal issues which are most likely to pay interest when due and to return principal at maturity.

     Another technique we use in the construction of the overall portfolio in an effort to achieve a stable share price is the laddering of bond maturities. Generally, bonds with short-term maturities tend to have relatively less price fluctuation, and provide a lower yield. Conversely, bonds with long-term maturities may provide a higher yield, and have higher price volatility. This higher price volatility reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

     Through utilizing a blend of maturities – both short-term and long-term – your Fund attempts to provide as high a level of current income as is consistent with the preservation of capital. We believe these portfolio management construction techniques are reasonably designed to manage, to the extent possible, share price variations – gaining both a degree of stability from the shorter-term maturities and higher yields from the longer-term maturities.

     With more than 30 years of experience utilizing these techniques, with the Aquila Group of Funds, we believe that we have developed a process that helps to mitigate some of the volatility that will inevitably occur in the bond markets with changes in interest rates.

Sincerely,
Diana P. Herrmann, Vice Chair and President

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (3.9%)	and Fitch	Value

	Campbell County, Kentucky Public
	Project
$1,625,000	4.375%, 12/01/25 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa2/NR/NR	$1,668,875
	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR/NR	347,470
	Lexington-Fayette Urban County,
	Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA/NR	4,336,698
	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured
	(pre-refunded)	Aa1/AA+/AAA	995,368
	Warren County, Kentucky, Unlimited
	Tax
615,000	4.000%, 06/01/25	Aa2/AA-/NR	665,719
635,000	4.000%, 06/01/26	Aa2/AA-/NR	684,581
660,000	4.000%, 06/01/27	Aa2/AA-/NR	709,005
	Total General Obligation Bonds		9,407,716

	Revenue Bonds (95.6%)

	Agencies (19.3%)
	Kentucky Asset & Liability Commission
	Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,152,630
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,398,620
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,344,640
1,000,000	5.000%, 09/01/27 Series A†††	A2/AA/A+	1,173,580
	Kentucky Asset & Liability Commission
	University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC
	Insured (pre-refunded)	Aa2/AA/NR	1,500,000
500,000	5.000%, 10/01/25 Series B
	(pre-refunded)	Aa2/AA/NR	543,015
750,000	5.000%, 10/01/26 Series B
	(pre-refunded)	Aa2/AA/NR	814,522
1,000,000	5.000%, 10/01/27 Series B
	(pre-refunded)	Aa2/AA/NR	1,086,030
	Kentucky Economic Development
	Finance Authority Louisville Arena
	Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,684,725

1 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Agencies (continued)
	Kentucky Higher Education Student
	Loan
$400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	$436,336
1,635,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	1,643,208
	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	381,707
205,000	4.250%, 08/01/19 NPFG Insured	A3/AA-/NR	210,748
210,000	4.250%, 08/01/20 NPFG Insured	A3/AA-/NR	215,872
200,000	4.375%, 08/01/22 NPFG Insured	A3/AA-/NR	205,746
240,000	4.500%, 08/01/23 NPFG Insured	A3/AA-/NR	247,282
255,000	4.500%, 08/01/24 NPFG Insured	A3/AA-/NR	262,650
290,000	4.500%, 08/01/27 NPFG Insured	A3/AA-/NR	298,117
245,000	4.600%, 08/01/28 NPFG Insured	A3/AA-/NR	251,934
315,000	4.625%, 08/01/29 NPFG Insured	A3/AA-/NR	323,823
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	398,051
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	323,901
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	462,962
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	475,726
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	488,296
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	512,261
	Kentucky State Office Building COP
1,640,000	5.000%, 06/15/34	Aa3/NR/NR	1,869,633
	Kentucky State Property and
	Buildings Commission
1,020,000	5.000%, 11/01/20	Aa3/A/A+	1,139,177
1,375,000	5.375%, 11/01/23	Aa3/A/A+	1,547,631
1,000,000	5.000%, 10/01/25	Aa3/A/A+	1,184,790
750,000	5.500%, 11/01/28	Aa3/A/A+	844,320
2,800,000	5.250%, 02/01/28 AGC Insured	Aa3/AA/A+	3,129,308
2,500,000	5.000%, 02/01/29 AGC Insured	Aa3/AA/A+	2,759,350
2,820,000	5.750%, 04/01/24 Project 91	A1/A/A	3,131,497
2,625,000	5.750%, 04/01/29 Project 91	A1/A/A	2,905,376
625,000	4.000%, 04/01/26 Project 105	A1/A/A	673,600
655,000	4.000%, 04/01/27 Project 105	A1/A/A	702,271
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A/A+	1,731,285
3,000,000	5.000%, 08/01/33 Project 108	Aa3/A/A+	3,438,300
	Total Agencies		45,892,920

2 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Airports (7.0%)
	Kenton County, Kentucky Airport
	Board Airport Revenue
$1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/AA-/A-	$1,304,004
	Lexington-Fayette Urban County
	Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,769,839
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	446,396
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,499,647
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	827,393
	Louisville, Kentucky Regional Airport
	Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,435,189
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,695,535
1,060,000	5.000%, 07/01/18 AMT (pre-refunded)	A2/A+/A+	1,174,862
1,000,000	5.250%, 07/01/23 AGMC Insured AMT
	(pre-refunded)	A2/NR/A+	1,113,660
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,334,664
	Total Airports		16,601,189

	Higher Education (8.9%)
	Boyle County, Kentucky College
	Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA/NR	1,094,140
200,000	4.625%, 06/01/24 AGC Insured	A3/AA/NR	211,566
	Eastern Kentucky University General
	Receipts
1,250,000	4.000%, 10/01/27	Aa3/A/NR	1,306,187
870,000	4.500%, 04/01/32 Series A	Aa3/NR/NR	969,458
	Lexington-Fayette, Kentucky Urban
	County Government Transylvania
	University Project
1,390,000	4.500%, 03/01/29	NR/A+/NR	1,451,605
	Morehead State University, Kentucky
	General Receipts
1,000,000	5.000%, 04/01/29 Series A	Aa3/NR/NR	1,179,470
1,000,000	4.000%, 04/01/31 Series A	Aa3/NR/NR	1,049,140
	Murray State University Project,
	Kentucky General Receipts
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A/NR	794,967
1,850,000	4.500%, 03/01/30 Series A	Aa3/NR/NR	2,056,664

3 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	University of Kentucky General
	Receipts
$885,000	4.500%, 10/01/22 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa2/AA/NR	$922,126
1,545,000	4.500%, 10/01/23 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa2/AA/NR	1,609,813
1,625,000	4.500%, 10/01/25 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa2/AA/NR	1,693,169
1,010,000	4.500%, 10/01/26 Syncora Guarantee,
	Inc. Insured (pre-refunded)	Aa2/AA/NR	1,052,370
	University of Louisville, Kentucky
	General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa3/AA-/NR	1,147,680
	Western Kentucky University General
	Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG
	Insured	Aa3/AA-/NR	2,094,100
2,475,000	4.200%, 09/01/26 Series A NPFG
	Insured	Aa3/AA-/NR	2,584,321
	Total Higher Education		21,216,776

	Hospital (15.3%)
	City of Ashland, Kentucky, Medical
	Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa2/BBB/A-	2,208,760
1,535,000	5.000%, 02/01/23 Series B	Baa2/BBB/A-	1,692,568
	Hardin County, Kentucky, Hardin
	Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	875,532
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	811,660
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	588,960
	Kentucky Economic Development
	Finance Authority, Baptist
	Healthcare System
4,795,000	5.375%, 08/15/24	A2/NR/A+	5,329,067
	Kentucky Economic Development
	Finance Authority, Catholic Health
500,000	2.700%, 05/01/39 Series B	A2/A/A+	508,455

4 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Kentucky Economic Development
	Finance Authority, Kings Daughter
	Medical Center
$1,000,000	5.000%, 02/01/30	Baa2/BBB/A-	$1,065,010
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Health
	System, Norton Healthcare, Inc.
7,030,000	5.000%, 10/01/26	NR/A-/A-	7,317,386
1,100,000	5.000%, 10/01/30	NR/A-/A-	1,140,194
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Laundry Facility
	Project
695,000	4.250%, 05/01/23 Series 2012	NR/A-/NR	760,288
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Steam & Chilled
	Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A-/NR	1,026,209
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Revenue
	Refunding, Catholic Health Initiatives
1,000,000	5.000%, 12/01/30	A2/A/A+	1,096,410
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Catholic
	Health Initiatives
2,005,000	5.000%, 12/01/35 Series 2012A	A2/A/A+	2,153,751
	Russell, Kentucky Bon Secours Health
	System
3,100,000	5.000%, 11/01/26 Series 2013	A3/A-/A	3,517,725
	Warren County, Kentucky, Warren
	County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,584,736
680,000	4.000%, 10/01/29	NR/A+/NR	688,276
	Total Hospital		36,364,987

	Housing (2.4%)
	Kentucky Housing Corporation
	Housing Revenue
180,000	4.500%, 07/01/25	Aaa/AAA/NR	192,163
600,000	4.750%, 07/01/26	Aaa/AAA/NR	630,258

5 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (continued)
	Kentucky Housing Corporation
	Housing Revenue (continued)
$470,000	4.800%, 01/01/18 AMT	Aaa/AAA/NR	$470,653
575,000	4.800%, 07/01/18 AMT	Aaa/AAA/NR	575,799
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,590,017
810,000	5.000%, 01/01/23 AMT	Aaa/AAA/NR	815,824
	Kentucky Housing Multifamily
	Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,331,174
	Total Housing		5,605,888

	Local Public Property (6.9%)
	Grant County, Kentucky Public
	Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,074,000
	Jefferson County, Kentucky Capital
	Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,658,821
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	2,055,787
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,717,064
2,060,000	4.375%, 06/01/26 Series A AGMC
	Insured	Aa3/NR/AA+	2,170,004
1,070,000	4.375%, 06/01/27 Series A AGMC
	Insured	Aa3/NR/AA+	1,125,512
	Kentucky Association of Counties
	Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,266,175
515,000	4.000%, 02/01/25	NR/AA-/NR	545,354
315,000	5.375%, 02/01/27	NR/AA-/NR	366,509
330,000	5.375%, 02/01/28	NR/AA-/NR	382,701
	Kentucky Bond Corp. Financing
	Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,058,152
	Laurel County, Kentucky Public
	Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	269,993
	Lexington-Fayette Urban County,
	Kentucky Public Facilities
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR/NR	515,035
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR/NR	516,000

6 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	River City Parking Authority of River
	City, Inc., Kentucky First Mortgage
$1,000,000	4.750%, 06/01/27 2013 Series B	Aa2/AA/NR	$1,146,850
	Warren County, Kentucky Justice
	Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR/NR	366,022
	Total Local Public Property		16,233,979

	School Building (17.3%)
	Barren County, Kentucky School
	Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured
	(pre-refunded)	Aa3/NR/NR	1,306,530
1,670,000	4.375%, 08/01/26 AGC Insured
	(pre-refunded)	Aa3/NR/NR	1,726,546
	Boone County, Kentucky School
	District Finance Corp. School
	Building Revenue
1,580,000	4.500%, 08/01/23 AGMC Insured
	(pre-refunded)	Aa3/NR/NR	1,635,110
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,298,125
	Bullitt County, Kentucky School
	District Finance Corp.
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,237,081
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,295,580
	Campbell County, Kentucky School
	District Finance Corp. School Building
340,000	3.500%, 08/01/22	Aa3/NR/NR	364,215
	Fayette County, Kentucky School
	District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/A+/NR	3,454,650
4,335,000	4.375%, 05/01/26 AGMC Insured
	(pre-refunded)	A1/AA/NR	4,599,825
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,164,280
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	790,417
	Fort Thomas, Kentucky Independent
	School District Finance Corp.
610,000	4.375%, 04/01/25 (pre-refunded)	Aa3/NR/NR	622,651

7 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	School Building (continued)
	Franklin County, Kentucky School
	District Finance Corp.
$1,560,000	4.000%, 06/01/29	Aa3/NR/NR	$1,663,132
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,268,170
	Jefferson County, Kentucky School
	District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa2/AA-/NR	950,206
1,075,000	4.500%, 04/01/32 Series A	Aa2/AA-/NR	1,193,228
4,000,000	4.000%, 07/01/26 Series B	Aa2/AA-/NR	4,366,680
	Kenton County, Kentucky School
	District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured
	(pre-refunded)	Aa3/NR/NR	454,065
750,000	4.375%, 04/01/24 AGC Insured
	(pre-refunded)	Aa3/NR/NR	765,555
325,000	4.400%, 04/01/26 AGC Insured
	(pre-refunded)	Aa3/NR/NR	331,779
590,000	4.250%, 10/01/22 AGMC Insured
	(pre-refunded)	Aa3/NR/NR	613,293
	Larue County, Kentucky School
	District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	278,465
470,000	4.500%, 07/01/22 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	484,735
785,000	4.500%, 07/01/23 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	809,610
	Laurel County, Kentucky School
	District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR/NR	307,062
	Magoffin County, Kentucky School
	District
375,000	4.250%, 08/01/23 AMBAC Insured
	(pre-refunded)	Aa3/NR/NR	386,681
475,000	4.250%, 08/01/25 AMBAC Insured
	(pre-refunded)	Aa3/NR/NR	489,796
	Ohio County, Kentucky School
	Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	851,865
325,000	4.500%, 05/01/25	Aa3/NR/NR	349,508

8 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	School Building (continued)
	Oldham County, Kentucky School
	District Finance Corp.
$1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	$1,063,340
	Owensboro, Kentucky Independent
	School District Finance Corp. School
	Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	961,156
	Pendleton County, Kentucky School
	District Finance Corp. School
	Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	764,420
	Pike County, Kentucky School Building
	Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,421,232
	Spencer County, Kentucky School
	District Finance Corp., School
	Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,055,190
	Warren County, Kentucky School
	District Finance Corp.
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	532,460
295,000	4.125%, 02/01/23 NPFG Insured
	(pre-refunded)	Aa3/NR/NR	298,794
	Total School Building		41,155,432

	Turnpike/Highway (10.2%)
	Kentucky State Turnpike Authority
3,500,000	5.000%, 07/01/25	Aa2/AA/A+	3,998,610
1,000,000	5.000%, 07/01/25	Aa2/AA/A+	1,109,800
2,750,000	5.000%, 07/01/27	Aa2/AA/A+	3,043,260
1,100,000	5.000%, 07/01/28	Aa2/AA/A+	1,216,039
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA/A+	5,844,950
4,030,000	5.000%, 07/01/30 Series A	Aa2/AA/A+	4,717,276
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA/A+	1,165,590
3,000,000	4.450%, 07/01/22 Series B††††
	(pre-refunded)	Aa2/AA/A+	3,092,940
	Total Turnpike/Highway		24,188,465

9 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utilities (8.3%)
	Campbell & Kenton Counties,
	Kentucky (Sanitation District)
$2,370,000	4.000%, 08/01/27	Aa2/AA/NR	$2,558,462
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA/NR	1,745,206
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA/NR	308,034
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA/NR	1,487,366
	Kentucky State Municipal Power
	Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,150,090
	Louisville & Jefferson County,
	Kentucky Metropolitan Sewer
	District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	581,810
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,144,813
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,159,270
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	2,075,536
	Owensboro, Kentucky Electric, Light
	and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,132,190
3,500,000	5.000%, 01/01/26 AGMC Insured
	Series B	A2/AA/NR	3,923,080
	Owensboro, Kentucky Water
	Revenue
500,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	552,200
	Owensboro-Daviess County,
	Kentucky Regional Water Resource
	Agency Wastewater Refunding &
	Improvement
930,000	4.375%, 01/01/27 Series A Syncora
	Guarantee, Inc. Insured	NR/A+/NR	963,843
	Total Utilities		19,781,900
	Total Revenue Bonds		227,041,536
	Total Investments (cost $225,642,353 -
	note 4)	99.5%	236,449,252
	Other assets less liabilities	0.5	1,126,632
	Net Assets	100.0%	$237,575,884

10 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investments†

Aaa of Moody’s or AAA of S&P	1.8%
Pre-refunded bonds††/ Escrowed to Maturity bonds	13.9
Aa of Moody’s or AA of S&P or Fitch	58.3
A of Moody’s or S&P or Fitch	25.4
Not Rated*	0.6
100.0%

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

††††	Security pledged as collateral for the Fund’s delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

11 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2015 (unaudited)

ASSETS
Investments at value (cost $225,642,353)	$236,449,252
Cash	710,215
Interest receivable	2,991,359
Receivable for Fund shares sold	132,973
Other assets	20,503
Total assets	240,304,302
LIABILITIES
Payable for investment securities purchased	2,292,760
Dividends payable	196,606
Management fee payable	77,825
Payable for Fund shares redeemed	56,704
Accrued expenses payable	104,523
Total liabilities	2,728,418
NET ASSETS	$237,575,884
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$219,648
Additional paid-in capital	227,204,034
Net unrealized appreciation on investments (note 4)	10,806,899
Undistributed net investment income	192,324
Accumulated net realized loss on investments	(847,021)

CLASS A	$237,575,884
Net Assets	$186,814,555
Capital shares outstanding	17, 272,318
Net asset value and redemption price per share	$10.82
Maximum offering price per share (100/96 of $10.82)	$11.27

CLASS C
Net Assets	$10,123, 897
Capital shares outstanding	936,557
Net asset value and offering price per share	$10.81
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.81	*
CLASS I
Net Assets	$8,238,495
Capital shares outstanding	762,048
Net asset value, offering and redemption price per share	$10.81
CLASS Y
Net Assets	$32,398,937
Capital shares outstanding	2,993, 839
Net asset value, offering and redemption price per share	$10.82

See accompanying notes to financial statements.

12 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2015 (unaudited)

Investment Income:

Interest income		$4,463,872

Expenses:

Management fee (note 3)	$475,315
Distribution and service fees (note 3)	195,618
Transfer and shareholder servicing agent
fees (note 3)	78,979
Trustees’ fees and expenses (note 8)	44,570
Legal fees	26,830
Fund accounting fees	19,673
Shareholders’ reports	12,917
Registration fees and dues	10,656
Auditing and tax fees	10,364
Custodian fees (note 6)	8,647
Insurance	6,072
Chief compliance officer services (note 3)	3,271
Miscellaneous	15,879
Total expenses	908,791

Expenses paid indirectly (note 6)	(295)
Net expenses		908,496
Net investment income		3,555,376

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	230,266
Change in unrealized appreciation on
investments	(2,229,614)

Net realized and unrealized gain (loss) on
investments		(1,999,348)
Net change in net assets resulting from
operations		$1,556,028

See accompanying notes to financial statements.

13 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(unaudited)	March 31, 2015
OPERATIONS:
Net investment income	$3,555,376	$7,159,935
Net realized gain (loss) from
securities transactions	230,266	427,020
Change in unrealized appreciation
on investments	(2,229,614)	5,220,423
Change in net assets from
operations	1,556,028	12,807,378

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(2,836,380)	(5,681,480)

Class C Shares:
Net investment income	(111,520)	(218,757)

Class I Shares:
Net investment income	(116,905)	(222,162)

Class Y Shares:
Net investment income	(509,960)	(1,002,755)
Change in net assets from
distributions	(3,574,765)	(7,125,154)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	14,958,068	22,710,346
Reinvested dividends and
distributions	2,259,940	4,295,383
Cost of shares redeemed	(14,779,066)	(30,663,980)
Change in net assets from capital
share transactions	2,438,942	(3,658,251)

Change in net assets	420,205	2,023,973

NET ASSETS:
Beginning of period	237,155,679	235,131,706

End of period*	$237,575,884	$237,155,679

*Includes undistributed net investment income of:	$192,324	$211,713

See accompanying notes to financial statements.

14 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015 (unaudited)

1. Organization

     Aquila Churchill Tax-Free Fund of Kentucky (the “Fund”), a series of Aquila Municipal Trust (from inception until the close of business on October 11, 2013, the Fund operated under the name Churchill Tax-Free Fund of Kentucky), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

15 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	236,449,252
Level 3 – Significant Unobservable Inputs	—
Total	$236,449,252

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2012–2014) or expected to be taken in the Fund’s 2015 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

16 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2015, the Fund decreased undistributed net investment income by $5,709, and decreased realized loss by $5,709. These reclassifications had no effect on net assets or net asset value per share

i)
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s average net assets.

17 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2015, distribution fees on Class A Shares amounted to $140,449 of which the Distributor retained $4,398.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2015, amounted to $38,344. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2015, amounted to $12,781. For the six months ended September 30, 2015, the total of these payments with respect to Class C Shares amounted to $51,125 of which the Distributor retained $11,383.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.10%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2015, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $14,154 of which $4,044 related to the Plan and $10,110 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

18 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2015, total commissions on sales of Class A Shares amounted to $157,343 of which the Distributor received $13,430.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2015, purchases of securities and proceeds from the sales of securities aggregated $16,174,776 and $12,758,122, respectively.

     At September 30, 2015, the aggregate tax cost for all securities was $225,470,367. At September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $11,348,074 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $369,189 for a net unrealized appreciation of $10,978,885.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

6. Expenses

     The Fund had negotiated an expense offset arrangement with JPMorgan Chase Bank N.A., which served as its custodian until November 2, 2015. Under these arrangements, it received credit toward the reduction of custodian fees and other Fund expenses whenever there were uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset, if any, and the net expenses. Effective November 2, 2015, the Fund no longer receives credits toward the reduction of custody fees from the Fund’s new custodian.

19 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(unaudited)		March 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	865,130	$9,338,398	1,359,101	$14,770,684
Reinvested dividends and
distributions	183,123	1,978,080	347,334	3,765,021
Cost of shares redeemed	(922,196)	(9,957,935)	(2,240,285)	(24,261,427)
Net change	126,057	1,358,543	(533,850)	(5,725,722)
Class C Shares:
Proceeds from shares sold	169,870	1,833,067	170,149	1,846,637
Reinvested dividends and
distributions	8,129	87,772	14,989	162,440
Cost of shares redeemed	(165,137)	(1,780,932)	(203,289)	(2,199,249)
Net change	12,862	139,907	(18,151)	(190,172)
Class I Shares:
Proceeds from shares sold	39,001	422,067	14,770	160,531
Reinvested dividends and
distributions	8,947	96,549	19,818	214,831
Cost of shares redeemed	(2,655)	(28,579)	(10,429)	(113,707)
Net change	45,293	490,037	24,159	261,655
Class Y Shares:
Proceeds from shares sold	311,024	3,364,536	547,665	5,932,494
Reinvested dividends and
distributions	9,028	97,539	14,088	153,091
Cost of shares redeemed	(278,399)	(3,011,620)	(377,461)	(4,089,597)
Net change	41,653	450,455	184,292	1,995,988
Total transactions in Fund
shares	225,865	$2,438,942	(343,550)	$(3,658,251)

20 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2015 there were 11 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2015 was $36,963. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2015, such meeting-related expenses amounted to $7,607.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2015, the Fund had capital loss carryforwards of $1,077,287 of which $112,779 expires in 2016, $175,082 expires in 2017 and $738,846 and $50,580 have no expiration and retain their character of short-term and long-term, respectively.

21 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2015	March 31, 2014
Net tax-exempt income	$7,125,154	$7,760,895
Ordinary Income	–	11,378
	$7,125,154	$7,772,273

     As of March 31, 2015, the components of distributable earnings on a tax basis were

Accumulated net realized loss	$(1,077,287)
Unrealized appreciation	13,248,226
Undistributed tax-exempt income	149,680
Other temporary differences	(149,680)
$12,170,939

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid and the tax treatment of market discount amortization.

22 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year	Year		Three Months		Year Ended December 31,
	9/30/15(unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.91		$10.65	$10.97		$11.07		$10.84	$10.26	$10.51
Income from investment operations:
Net investment income(1)	0.16		0.33	0.34		0.08		0.36	0.39	0.40
Net gain (loss) on securities (both
realized and unrealized)	(0.08)		0.26	(0.32)		(0.10)		0.23	0.58	(0.25)
Total from investment operations	0.08		0.59	0.02		(0.02)		0.59	0.97	0.15
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.33)	(0.34)		(0.08)		(0.36)	(0.39)	(0.40)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.17)		(0.33)	(0.34)		(0.08)		(0.36)	(0.39)	(0.40)
Net asset value, end of period	$10.82		$10.91	$10.65		$10.97		$11.07	$10.84	$10.26
Total return(not reflecting sales charge)	0.69	%(2)	5.61%	0.21%		(0.14	)%(2)	5.53%	9.64%	1.38%
Ratios/supplemental data
Net assets, end of period (in millions)	$187		$187	$188		$215		$219	$199	$186
Ratio of expenses to average net assets	0.74	%(3)	0.78%	0.80	%(4)(5)	0.77	%(3)	0.76%	0.77%	0.75%
Ratio of net investment income to
average net assets	3.01	%(3)	3.07%	3.18	%(4)(5)	3.11	%(3)	3.30%	3.73%	3.80%
Portfolio turnover rate	5	%(2)	14%	9%		2	%(2)	12%	12%	8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.74	%(3)	0.78%	0.80	%(4)	0.77	%(3)	0.76%	0.77%	0.75%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.76% and 3.22%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

23 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year	Year		Three Months		Year Ended December 31,
	9/30/15(unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.90		$10.64	$10.96		$11.07		$10.83	$10.25	$10.51
Income from investment operations:
Net investment income(1)	0.12		0.24	0.25		0.06		0.27	0.30	0.31
Net gain (loss) on securities (both
realized and unrealized)	(0.09)		0.26	(0.32)		(0.11)		0.24	0.58	(0.26)
Total from investment operations	0.03		0.50	(0.07)		(0.05)		0.51	0.88	0.05
Less distributions (note 10):
Dividends from net investment income	(0.12)		(0.24)	(0.25)		(0.06)		(0.27)	(0.30)	(0.31)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.12)		(0.24)	(0.25)		(0.06)		(0.27)	(0.30)	(0.31)
Net asset value, end of period	$10.81		$10.90	$10.64		$10.96		$11.07	$10.83	$10.25
Total return(not reflecting CDSC)	0.27	%(2)	4.72%	(0.64)%		(0.44	)%(2)	4.73%	8.72%	0.42%
Ratios/supplemental data
Net assets, end of period (in millions)	$10		$10	$10		$12		$13	$9	$9
Ratio of expenses to average net assets	1.59	%(3)	1.63%	1.65	%(4)(5)	1.62	%(3)	1.61%	1.62%	1.59%
Ratio of net investment income to
average net assets	2.16	%(3)	2.21%	2.33	%(4)(5)	2.26	%(3)	2.43%	2.87%	2.90%
Portfolio turnover rate	5	%(2)	14%	9%		2	%(2)	12%	12%	8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.59	%(3)	1.63%	1.65	%(4)	1.62	%(3)	1.61%	1.62%	1.59%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.61% and 2.37%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

24 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended		Year	Year		Three Months		Year Ended December 31,
	9/30/15(unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.90		$10.64	$10.97		$11.07		$10.83	$10.25	$10.51
Income from investment operations:
Net investment income(1)	0.16		0.32	0.32		0.08		0.34	0.37	0.39
Net gain (loss) on securities (both
realized and unrealized)	(0.09)		0.26	(0.33)		(0.10)		0.24	0.58	(0.27)
Total from investment operations	0.07		0.58	(0.01)		(0.02)		0.58	0.95	0.12
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.32)	(0.32)		(0.08)		(0.34)	(0.37)	(0.38)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.16)		(0.32)	(0.32)		(0.08)		(0.34)	(0.37)	(0.38)
Net asset value, end of period	$10.81		$10.90	$10.64		$10.97		$11.07	$10.83	$10.25
Total return	0.62	%(2)	5.46%	(0.05)%		(0.18	)%(2)	5.47%	9.48%	1.13%
Ratios/supplemental data
Net assets, end of period (in millions)	$8		$8	$7		$7		$7	$7	$7
Ratio of expenses to average net assets	0.88	%(3)	0.92%	0.96	%(4)(5)	0.94	%(3)	0.91%	0.92%	0.90%
Ratio of net investment income to
average net assets	2.87	%(3)	2.93%	3.02	%(4)(5)	2.94	%(3)	3.15%	3.58%	3.64%
Portfolio turnover rate	5	%(2)	14%	9%		2	%(2)	12%	12%	8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.88	%(3)	0.92%	0.96	%(4)	0.94	%(3)	0.91%	0.92%	0.90%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.92% and 3.06%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year	Year		Three Months		Year Ended December 31,
	9/30/15(unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.91		$10.65	$10.98		$11.08		$10.84	$10.26	$10.52
Income from investment operations:
Net investment income(1)	0.17		0.35	0.35		0.09		0.38	0.41	0.42
Net gain (loss) on securities (both
realized and unrealized)	(0.09)		0.26	(0.33)		(0.10)		0.24	0.58	(0.26)
Total from investment operations	0.08		0.61	0.02		(0.01)		0.62	0.99	0.16
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.35)	(0.35)		(0.09)		(0.38)	(0.41)	(0.42)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.17)		(0.35)	(0.35)		(0.09)		(0.38)	(0.41)	(0.42)
Net asset value, end of period	$10.82		$10.91	$10.65		$10.98		$11.08	$10.84	$10.26
Total return	0.77	%(2)	5.77%	0.27%		(0.10	)%(2)	5.78%	9.81%	1.44%
Ratios/supplemental data
Net assets, end of period (in millions)	$32		$32	$29		$35		$34	$33	$40
Ratio of expenses to average net assets	0.59	%(3)	0.63%	0.65	%(4)(5)	0.62	%(3)	0.61%	0.62%	0.60%
Ratio of net investment income to
average net assets	3.16	%(3)	3.21%	3.33	%(4)(5)	3.26	%(3)	3.45%	3.89%	3.95%
Portfolio turnover rate	5	%(2)	14%	9%		2	%(2)	12%	12%	8%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.59	%(3)	0.63%	0.65	%(4)	0.62	%(3)	0.61%	0.62%	0.60%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.61% and 3.37%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Churchill Tax-Free Fund of Kentucky

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2015. The independent Trustees met telephonically on September 14, 2015 and in person on September 20, 2015 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 20, 2015, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2016. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. Royden Durham and Mr. Todd Curtis as co-portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the co-portfolio managers. They considered that Mr. Durham is based in Louisville, Kentucky and that he has a comprehensive understanding regarding the economy of the State of Kentucky and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

27 | Aquila Churchill Tax-Free Fund of Kentucky

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Fund in size; three of the funds charge a front-end sales charge and one fund is a no-load fund that also is a Kentucky state-specific tax-free municipal bond fund);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one and three year periods but lower than the average annual total return of the funds in the Peer Group for the five and ten year periods ended June 30, 2015. However, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for each of the one, three, five and ten year periods ended June 30, 2015, as well as the benchmark index for the one, three and five year periods ended June 30, 2015. The Trustees also noted that a no-load fund was included in the Peer Group and considered the impact of the inclusion of such fund in the average annual return of the funds in the Peer Group. The Trustees considered that, as reflected in the Consultant’s Report, the Fund delivered above-average results on a risk-adjusted basis for the three and five year periods ended June 30, 2015 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance.

     The Trustees discussed the Fund’s performance record with the Manager and considered the Manager’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s generally higher-quality portfolio and its intermediate maturity structure.

28 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund.

     The Trustees concluded that the performance of the Fund was competitive, in light of market conditions, the length of its average maturities and its investment objectives. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was lower than the average and median contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Fund’s expenses were below the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group, respectively.

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

29 | Aquila Churchill Tax-Free Fund of Kentucky

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees are already generally lower than those of its peers, including those funds with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

30 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2015 and held for the six months ended September 30, 2015.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2015

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	0.69%	$1,000.00	$1,006.90	$3.72
Class C	0.27%	$1,000.00	$1,002.70	$7.98
Class I	0.62%	$1,000.00	$1,006.20	$4.43
Class Y	0.77%	$1,000.00	$1,007.70	$2.97

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.74%, 1.59%, 0.88% and 0.59% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher

Six months ended September 30, 2015

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.36	$3.75
Class C	5.00%	$1,000.00	$1,017.10	$8.04
Class I	5.00%	$1,000.00	$1,020.66	$4.46
Class Y	5.00%	$1,000.00	$1,022.11	$2.99

(1)
Expenses are equal to the annualized expense ratio of 0.74%, 1.59%, 0.88% and 0.59% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

32 | Aquila Churchill Tax-Free Fund of Kentucky

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2015, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2015, $7,125,154 of dividends paid by Aquila Churchill Tax-Free Fund of Kentucky, constituting 100% of total dividends paid, were exempt-interest dividends.

     Prior to February 15, 2016, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2015 calendar year.

33 | Aquila Churchill Tax-Free Fund of Kentucky

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
 120 West 45th Street, Suite 3600
New York, New York 10036

Board of Trustees
     John C. Lucking, Chair
 Diana P. Herrmann, Vice Chair
 Ernest Calderón
 Thomas A. Christopher
 Gary C. Cornia
Grady Gammage, Jr.
     Lyle W. Hillyard
 Glenn P. O’Flaherty
 John J. Partridge
 James R. Ramsey
 Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President
 and Co-Portfolio Manager
Royden P. Durham, Vice President
 and Co-Portfolio Manager
 Brandon M. Moody, Vice President
 Randall S. Fillmore, Chief Compliance Officer
 Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
 120 West 45th Street, Suite 3600
 New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
 4400 Computer Drive
 Westborough, Massachusetts 01581

Custodian
     BNY MELLON
 225 Liberty Street
 New York, New York 10286

 Further information is contained in the Prospectus,
 which must precede or accompany this report.

Semi-Annual Report September 30, 2015

Aquila Narragansett Tax-Free Income Fund Serving Rhode Island investors since 1992

November, 2015

Dear Fellow Shareholder:

     As you are no doubt aware, the Federal Funds rate (a key short term interest rate between commercial banks, which influences borrowing costs throughout the economy) has been held close to zero since 2008.

     With no change in this rate in seven years, the relationship between interest rates and the share value of fixed-income securities, such as those in which the bond funds in the Aquila Group of Funds invest, has attracted limited attention.

     Now that it seems probable that interest rates may slowly start to climb, we thought it was a good time to revisit this topic. Management of the Aquila Group of Funds well recognizes that it is much easier to accept variations with your investment when you understand the forces influencing them.

     Simply put, interest rates and the share prices of the bond funds in the Aquila Group of Funds are inversely related. When interest rates increase, the share value of your Fund will generally decrease. And, conversely, when interest rates decrease, the share value will generally increase.

Why is this the case?

     When a bond is issued, it has a fixed face value and coupon rate (that is usually close to prevailing marketplace interest rates). For example, a $1,000 bond with a 5% coupon rate will pay interest of $50 per year and, at maturity, will repay the bondholder the $1,000 face value. The promise to pay $1,000 at maturity and the $50 per year interest payment doesn’t change. What does change is the bond’s market price.

     If interest rates on similar bonds rise to 6%, our example above may no longer be attractive.

     For the 5% bond to be attractive, its market price must fall below its $1,000 face value until the $50 per year represents a yield closer to 6%. Conversely, if prevailing interest rates decrease to 4%, people may be willing to pay more than the bond’s $1,000 face value in order to receive the $50 per year interest payments.

     Simply put, bond prices fluctuate so that their yield reflects prevailing interest rates in the marketplace.

NOT A PART OF THE SEMI-ANNUAL REPORT

     While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Fund’s share price, we do take steps which are designed to minimize (to the extent possible) the volatility of such movement.

     We firmly believe that credit quality has an impact on stability. Each of the funds in the Aquila Group of Funds intentionally limits, by prospectus, its investments (at the time of purchase) to Investment Grade bonds - that is to say, bonds that are rated in one of the four highest credit ratings assigned by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable credit quality by the Adviser/Sub-Adviser (as applicable). Investment Grade credit ratings are one of several factors the Adviser/ Sub-Adviser (as applicable) considers in identifying those municipal issues which are most likely to pay interest when due and to return principal at maturity.

     Another technique we use in the construction of the overall portfolio in an effort to achieve a stable share price is the laddering of bond maturities. Generally, bonds with short-term maturities tend to have relatively less price fluctuation, and provide a lower yield. Conversely, bonds with long-term maturities may provide a higher yield, and have higher price volatility. This higher price volatility reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

     Through utilizing a blend of maturities – both short-term and long-term – your Fund attempts to provide as high a level of current income as is consistent with the preservation of capital. We believe these portfolio management construction techniques are reasonably designed to manage, to the extent possible, share price variations – gaining both a degree of stability from the shorter-term maturities and higher yields from the longer-term maturities.

     With more than 30 years of experience utilizing these techniques, with the Aquila Group of Funds, we believe that we have developed a process that helps to mitigate some of the volatility that will inevitably occur in the bond markets with changes in interest rates.

Sincerely,
Diana P. Herrmann, Vice Chair and President

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (31.3%)	and Fitch	Value

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,156,254
	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,345,992
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,143,500
	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	539,120
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,705,971
	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A2/AA/NR	2,663,503
990,000	4.750%, 07/01/28 AGMC Insured	A2/AA/NR	1,073,219
750,000	4.300%, 07/01/30 AGMC Insured Series A A2/AA/A		795,810
1,515,000	4.250%, 07/15/24 BAMAC Insured Series B A2/AA/A		1,715,086
1,570,000	4.250%, 07/15/25 BAMAC Insured Series B A2/AA/A		1,782,186
	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA/NR	1,063,780
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA/NR	648,360
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA/NR	539,930
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA/NR	541,035
	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,646,850
	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	532,530
	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,035,779
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,034,249
	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured
	(pre-refunded)	Aa2/NR/AA	1,034,460
1,775,000	4.500%, 08/01/25 NPFG Insured
	(pre-refunded)	Aa2/NR/AA	1,836,166
2,245,000	3.500%, 08/01/24 Series A	Aa2/NR/AA	2,474,035
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AA	2,450,259
	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,120,530
	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,102,899
	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	2,127,957

1 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

$1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	$1,635,030
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,095,042
	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	1,681,920
1,500,000	5.000%, 01/15/26 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	1,674,060
975,000	3.625%, 01/15/29 Series A AGMC
	Insured	A2/AA/BBB	970,378
2,510,000	3.750%, 01/15/30 Series A AGMC
	Insured	A2/AA/BBB	2,498,906
1,000,000	3.750%, 01/15/32 Series A AGMC
	Insured	A2/AA/BBB	986,750
500,000	4.000%, 07/15/19 Series A Refunding	Baa1/BBB/NR	539,800
	Rhode Island State & Providence
	Plantations Consolidated Capital
	Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,220,300
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,391,833
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,287,276
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,711,395
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,717,470
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,400,340
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,421,780
	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,095,970
	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured
	Series 2008	A1/AA/NR	1,029,770
1,015,000	4.000%, 08/01/17 AGMC Insured
	Series 2008	A1/AA/NR	1,073,251
2,000,000	4.000%, 08/01/22 AGMC Insured
	Series 2015 B	NR/AA/NR	2,236,260
905,000	4.250%, 01/15/18 Syncora Guarantee,
	Inc. Insured (pre-refunded)	A1/AA-/NR	915,353
	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,256,827
	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	2,069,955
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	1,083,430

2 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Westerly, Rhode Island
$900,000	4.000%, 07/01/17 NPFG Insured
	(pre-refunded)	Aa2/AA/NR	$924,894
900,000	4.000%, 07/01/18 NPFG Insured
	(pre-refunded)	Aa2/AA/NR	924,894
	Total General Obligation Bonds		73,952,344

	Revenue Bonds (66.3%)

	Development (5.7%)
	Providence, Rhode Island
	Redevelopment Agency Refunding
	Public Safety Building Project
1,680,000	5.000%, 04/01/26 AGMC Insured
	Series A	A2/AA/NR	1,873,351
	Rhode Island Certificates of Participation
	(Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC
	Insured	Aa3/AA/AA-	1,054,460
	Rhode Island Convention Center
	Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	Aa3/AA-/AA-	8,797,760
1,500,000	5.500%, 05/15/27 AGC Insured Series A	Aa3/AA/AA-	1,698,795
	Total Development		13,424,366

	Higher Education (10.4%)
	Rhode Island Health and Education
	Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,210,288
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,595,378
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,115,180
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,579,826
	Rhode Island Health and Education
	Building Corp., Higher Educational
	Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	A2/NR/NR	2,790,200
	Rhode Island Health and Education
	Building Corp., Johnson & Wales
	University
900,000	5.500%, 04/01/16 Series 1999 A NPFG
	Insured	NR/AA-/NR	922,212
785,000	5.500%, 04/01/17 Series 1999 A NPFG
	Insured	NR/AA-/NR	839,495

3 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, New England Institute of
	Technology
$1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/A+	$1,338,013
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,757,351
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Rhode Island School of Design
1,000,000	3.500%, 08/15/30 AGMC Insured
	Series B	A1/AA/NR	997,670
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,003,450
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,054,060
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC
	Insured	A1/AA/NR	2,242,040
	Rhode Island Health and Educational
	Building Corp., University of Rhode
	Island
1,000,000	4.500%, 09/15/26 Series 2005 G
	Refunding AMBAC Insured	Aa3/A+/NR	1,002,450
	Rhode Island Health and Education
	Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,040,450
	Total Higher Education		24,488,063

	Hospital (4.3%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing,
	Care New England
500,000	5.000%, 09/01/20 Series 2013 A	NR/BBB-/BBB	543,620
500,000	5.000%, 09/01/22 Series 2013 A	NR/BBB-/BBB	538,960

4 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Rhode Island Health & Education
	Building Corp., Lifespan Obligation
$1,500,000	5.250%, 05/15/26 NPFG Insured	A3/AA-/NR	$1,503,855
2,500,000	5.000%, 05/15/20 Series A AGMC
	Insured	A2/AA/NR	2,564,800
5,000,000	5.000%, 05/15/26 Series A AGMC
	Insured	A2/AA/NR	5,102,250
	Total Hospital		10,253,485

	Housing (6.9%)
	Rhode Island Housing & Mortgage
	Finance Corp. Home Funding
2,485,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,603,535
1,000,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	1,034,180
1,505,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,572,785
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,186,663
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	957,696
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,103,718
	Rhode Island Housing & Mortgage
	Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,651,075
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,107,880
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	991,170
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	980,860
	Total Housing		16,189,562

	Public School (24.3%)
	Providence, Rhode Island Public
	Building Authority, School Projects
3,000,000	4.500%, 05/15/27 Series 2007 B
	AGMC Insured (pre-refunded)	A2/AA/NR	3,193,800
2,000,000	4.500%, 05/15/28 Series 2007 C
	AGMC Insured (pre-refunded)	A2/AA/NR	2,129,200
	Rhode Island Certificates of Participation
	(School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC
	Insured	Aa3/AA/AA-	1,135,100
500,000	5.625%, 04/01/29 Series C 2009 AGC
	Insured	Aa3/AA/AA-	567,660

5 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program
$1,000,000	5.000%, 05/15/17 Series 2006 A
	AGMC Insured (pre-refunded)	A2/AA/NR	$1,029,420
500,000	5.000%, 05/15/20 Series 2007 A
	AGMC Insured	Aa3/NR/NR	533,710
500,000	5.000%, 05/15/17 Series 2008 A
	AGMC Insured	Aa3/NR/NR	535,050
1,000,000	4.250%, 05/15/21 Series 2007 B
	AGMC Insured	A2/AA/NR	1,050,320
1,125,000	5.000%, 05/15/24 Series 2008 B	A1/NR/NR	1,236,701
1,500,000	4.250%, 05/15/21 Series A AGMC
	Insured	Aa3/NR/NR	1,618,050
2,000,000	4.375%, 05/15/22 Series A AGMC
	Insured	Aa3/NR/NR	2,161,660
3,000,000	4.500%, 05/15/25 Series A AGMC
	Insured	Aa3/NR/NR	3,249,660
2,000,000	4.750%, 05/15/29 Series A AGMC
	Insured	Aa3/NR/NR	2,160,460
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Chariho Regional
	School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,159,610
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B
	AGMC Insured	A1/AA/NR	1,025,310
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,023,910
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,159,913
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,010,080
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, East Greenwich
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,009,140

6 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of East
	Providence
$1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	$1,001,430
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Little
	Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,800,484
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013C	NR/AA+/NR	1,072,570
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of North
	Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,577,085
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of North
	Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/A/NR	1,085,040
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/A/NR	1,235,630
	Rhode Island Health and Educational
	Building Corp., Public School
	Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 BAMAC Insured Series
	2015 B	NR/AA/NR	1,245,886
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	A1/NR/NR	1,708,223
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence
	Public Buildings Authority
3,000,000	3.500%, 05/15/24 AGMC Insured
	Series 2015A	A1/AA/NR	3,145,560

7 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence Public
	Buildings Authority (continued)
$3,000,000	3.750%, 05/15/27 AGMC Insured
	Series 2015A	A1/AA/NR	$3,125,400
3,000,000	4.000%, 05/15/28 AGMC Insured
	Series 2015A	A1/AA/NR	3,159,030
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence
	Public Schools
1,000,000	5.000%, 05/15/20 AGMC Insured
	(pre-refunded)	A2/AA/NR	1,029,420
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,192,460
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,192,740
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,177,160
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Warwick
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	860,336
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of West
	Warwick
935,000	4.000%, 05/15/21	A1/NR/NR	1,013,082
745,000	3.000%, 11/15/21	A1/NR/NR	765,979
	Total Public School		57,376,269

	Student Loan (0.4%)
	State of Rhode Island Student Loan
	Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,049,910

	Transportation (7.7%)
	Rhode Island State Economic
	Development Corp., Airport Revenue
1,000,000	5.000%, 07/01/24 Series B	A3/BBB+/BBB+	1,128,330
2,000,000	4.000%, 07/01/24 Series B	A3/BBB+/BBB+	2,110,240

8 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Rhode Island State Economic
	Development Corp., Airport Revenue
	(continued)
$540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA/BBB+	$577,730
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA/BBB+	1,085,680
1,500,000	5.000%, 07/01/22 NPFG Insured
	Series C	A3/AA-/BBB+	1,504,425
	Rhode Island State Economic
	Development Corp., Motor Fuel Tax
	(Rhode Island Department of
	Transportation)
2,385,000	4.700%, 06/15/23 Series 2003 A
	AMBAC Insured	A3/A+/A	2,391,392
1,000,000	4.000%, 06/15/18 Series 2006 A
	AMBAC Insured	A3/A+/A	1,021,900
	Rhode Island State Economic
	Development Corp., (Rhode Island
	Airport Corp. Intermodal Facility
	Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance
	North America, Inc. Insured	Baa1/BBB+/NR	1,026,330
	Rhode Island Economic Development
	Corp. (Rhode Island Department of
	Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/A+	1,704,285
	Rhode Island State Turnpike & Bridge
	Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	543,855
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,747,264
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,193,520
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,088,350
	Total Transportation		18,123,301

	Water and Sewer (6.4%)
	Narragansett, Rhode Island Bay
	Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,391,033
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG
	Insured (pre-refunded)	NR/AA-/NR	1,060,320

9 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Rhode Island Clean Water Protection
	Finance Agency
$1,545,000	4.750%, 10/01/18 Series A AMBAC
	Insured	Aaa/NR/NR	$1,549,851
255,000	5.400%, 10/01/15 1993 Series A NPFG
	Insured	Aaa/AA-/NR	255,000
500,000	4.750%, 10/01/20 1999 Series A
	AMBAC Insured	Aaa/NR/NR	501,455
	Rhode Island Clean Water Finance
	Agency, Water Pollution Control Bonds
310,000	5.000%, 10/01/18 Series B NPFG
	Insured	Aaa/AAA/NR	311,029
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG
	Insured	Aaa/AAA/AAA	4,777,341
	Rhode Island Clean Water Protection
	Finance Agency Safe Drinking Water
	Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,177,323
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,024,300
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,017,290
	Total Water and Sewer		15,064,942

	Other Revenue (0.2%)
	State of Rhode Island Depositors
	Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC
	Insured ETM	NR/NR/NR*	306,673
215,000	6.375%, 08/01/22 Series A NPFG
	Insured ETM	NR/AA-/NR	276,759
	Total Other Revenue		583,432
	Total Revenue Bonds		156,553,330

	Total Investments (cost $222,880,097-
	note 4)	97.6%	230,505,674
	Other assets less liabilities	2.4	5,572,872
	Net Assets	100.0%	$236,078,546

10 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	7.5%
Pre-Refunded bonds††/Escrowed to Maturity bonds	6.4
Aa of Moody’s or AA of S&P or Fitch	62.1
A of Moody’s or S&P or Fitch	22.9
Baa of Moody’s or BBB of S&P	1.1
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMAC - Build America Mutual Assurance Co.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

11 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2015 (unaudited)

ASSETS
Investments at value (cost $222,880,097)	$230,505,674
Cash	3,021,167
Interest receivable	3,048,330
Receivable for Fund shares sold	17,155
Other assets	19,509
Total assets	236, 611,835
LIABILITIES
Dividends payable	286,905
Payable for Fund shares redeemed	92,095
Management fees payable	80,993
Accrued expenses payable	73,296
Total liabilities	533,289
NET ASSETS	$236,078,546
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value
$0.01 per share	$220,073
Additional paid-in capital	229,630, 899
Net unrealized appreciation on investments (note 4)	7,625,577
Accumulated net realized loss on investments	(1,450,299)
Undistributed net investment income	52,296
	$236,078,546

CLASS A
Net Assets	$127,424,064
Capital shares outstanding	11,878,880
Net asset value and redemption price per share	$10.73
Maximum offering price per share (100/96 of $10.73)	$11.18

CLASS C
Net Assets	$14,598,418
Capital shares outstanding	1,361,131
Net asset value and offering price per share	$10.73
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.73	*

CLASS I
Net Assets	$233, 942
Capital shares outstanding	21,817
Net asset value, offering and redemption price per share	$10.72

CLASS Y
Net Assets	$93,822,122
Capital shares outstanding	8,745,424
Net asset value, offering and redemption price per share	$10.73

See accompanying notes to financial statements.

12 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2015 (unaudited)

Investment Income:

Interest income		$4,241,241

Expenses:

Management fees (note 3)	$585,925
Distribution and service fees (note 3)	171,924
Transfer and shareholder servicing
agent fees (note 3)	58,828
Legal fees	57,194
Trustees’ fees and expenses (note 8)	41,558
Fund accounting fees	11,454
Shareholders’ reports	11,380
Custodian fees (note 6)	11,166
Auditing and tax fees	10,536
Registration fees and dues	7,541
Insurance	6,052
Chief compliance officer services (note 3)	3,271
Miscellaneous	14,617
Total expenses	991,446

Management fees waived (note 3)	(96,379)
Expenses paid indirectly (note 6)	(311)
Net expenses		894,756
Net investment income		3,346,485

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	639,650
Change in unrealized appreciation on
investments	(2,359,423)
Net realized and unrealized gain (loss) on
investments		(1,719,773)
Net change in net assets resulting from
operations		$1,626,712

See accompanying notes to financial statements.

13 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(unaudited)	March 31, 2015

OPERATIONS:
Net investment income	$3,346,485	$7,012,579
Net realized gain (loss) from
securities transactions	639,650	4,250
Change in unrealized appreciation
on investments	(2,359,423)	6,990,048
Change in net assets from
operations	1,626,712	14,006,877

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(1,793,974)	(3,783,094)

Class C Shares:
Net investment income	(154,765)	(356,829)

Class I Shares:
Net investment income	(3,148)	(7,718)

Class Y Shares:
Net investment income	(1,391,053)	(2,854,636)
Change in net assets from
distributions	(3,342,940)	(7,002,277)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	12,901,583	27,722,713
Reinvested dividends and
distributions	1,463,772	3,099,567
Cost of shares redeemed	(11,122,503)	(24,704,007)
Change in net assets from
capital share transactions	3,242,852	6,118,273

Change in net assets	1,526,624	13,122,873

NET ASSETS:
Beginning of period	234,551,922	221,429,049

End of period*	$236,078,546	$234,551,922

* Includes undistributed net investment income of:	$52,296	$48,751

See accompanying notes to financial statements.

14 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015 (unaudited)

1. Organization

     Aquila Narragansett Tax-Free Income Fund (the “Fund”), a series of Aquila Municipal Trust and a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may includequoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

15 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	230,505,674
Level 3 – Significant Unobservable Inputs	–
Total	$230,505,674

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2012–2014) or expected to be taken in the Fund’s 2015 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

16 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2015, the Fund increased additional paid-in capital by $14,445, decreased undistributed net investment income by $14,422 and increased accumulated net realized loss on investments by $23. These reclassifications had no effect on net assets or net asset value per share.

i)
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     Citizens Investment Advisors (the “Sub-Adviser”), a department of Citizens Bank, N.A., which in turn is a wholly-owned subsidiary of Citizens Financial Group, Inc. (“CFG”) provides the investment program of the Fund, subject to oversight of the Manager and the Board of Trustees of the Fund. Its services include determining the composition of the Fund’s portfolio, arranging for the purchases and sales of portfolio securities, and providing for daily pricing of the Fund’s portfolio. Until recently, CFG was an indirect wholly-owned subsidiary of The Royal Bank of Scotland, PLC (“RBS”). RBS has, however, sold its interest in CFG through a series of public offerings of CFG’s outstanding common stock (the “Divestiture”), the final offering of which was completed on November 3, 2015. Prior to such time, the August 3, 2015 public offering resulted in a transfer of a controlling block of voting securities of CFG and, therefore constituted an “assignment” of the Sub-Advisory Agreement, resulting in its automatic termination as required by law as of August 3, 2015. The Sub-Adviser is currently providing services to the Fund under an Interim Sub-Advisory Agreement which was approved (in anticipation of assignment) by the Trustees of the Fund at an in person meeting on June 14, 2015.

17 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     A special shareholder meeting of the Fund will be held on December 1, 2015. At the special meeting, shareholders will be asked to approve a new Sub-Advisory Agreement between the Manager and the Sub-Adviser which is substantially similar to the prior Sub-Advisory Agreement, under which the Sub-Adviser was entitled to receive a fee for its services from the Manager, payable monthly and computed as of the close of business each day, at the annual rate of 0.23% on the Fund’s net assets.

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.84% for Class A Shares, 1.69% for Class C Shares, 0.99% for Class I Shares and 0.69% for Class Y Shares for the period October 1, 2014 through September 30, 2015 and 0.84% for Class A Shares, 1.69% for Class C Shares, 0.98% for Class I Shares and 0.69% for Class Y Shares through September 30, 2016. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2015, the Fund incurred management fees of $585,925 of which $96,379 was waived, which included supplemental fee waivers above and beyond the contractual expense cap.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2015, distribution fees on Class A Shares amounted to $94,388, of which the Distributor retained $6,458.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2015, amounted to $58,065. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2015, amounted to $19,355. The total of these payments with respect to Class C Shares amounted to $77,420, of which the Distributor retained $19,492.

18 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.10%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2015, these payments were made at the average annual rate of 0.35% of such net assets amounting to $408 of which $116 related to the Plan and $292 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2015, total commissions on sales of Class A Shares amounted to $139,579, of which the Distributor received $13,514.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2015, purchases of securities and proceeds from the sales of securities aggregated $36,283,209 and $35,222,895, respectively.

     At September 30, 2015, the aggregate tax cost for all securities was $222,842,633. At September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,401,082 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $738,041 for a net unrealized appreciation of $7,663,041.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At September 30, 2015, the Fund had all of its net assets invested in the securities of Rhode Island issuers.

6. Expenses

     The Fund had negotiated an expense offset arrangement with JPMorgan Chase Bank N.A., which served as its custodian until November 2, 2015. Under these arrangements, it received credit toward the reduction of custodian fees and other Fund expenses whenever there were uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset, if any, and the net expenses. Effective November 2, 2015, the Fund no longer receives credits toward the reduction of custody fees from the Fund’s new custodian.

19 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended September 30, 2015		Year Ended
	(unaudited)		March 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	675,777	$7,222,261	986,341	$10,539,393
Reinvested distributions	100,148	1,070,552	202,205	2,165,832
Cost of shares redeemed	(470,280)	(5,019,775)	(1,012,586)	(10,832,567)
Net change	305,645	3,273,038	175,960	1,872,658
Class C Shares:
Proceeds from shares sold	135,216	1,443,939	230,654	2,470,639
Reinvested distributions	7,844	83,840	20,437	218,769
Cost of shares redeemed	(288,280)	(3,075,702)	(280,713)	(3,006,413)
Net change	(145,220)	(1,547,923)	(29,622)	(317,005)
Class I Shares:
Proceeds from shares sold	—	—	—	—
Reinvested distributions	247	2,645	720	7,724
Cost of shares redeemed	(203)	(2,167)	(3,885)	(41,779)
Net change	44	478	(3,165)	(34,055)
Class Y Shares:
Proceeds from shares sold	396,613	4,235,383	1,374,910	14,712,681
Reinvested distributions	28,699	306,735	65,974	707,242
Cost of shares redeemed	(282,956)	(3,024,859)	(1,013,297)	(10,823,248)
Net change	142,356	1,517,259	427,587	4,596,675
Total transactions in Fund
shares	302,825	$3,242,852	570,760	$6,118,273

20 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2015 there were 11 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2015 was $35,467. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2015, such meeting-related expenses amounted to $6,091.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     At March 31, 2015, the Fund had a capital loss carryover of $2,089,949 of which $73,498 was acquired in the acquisition of Ocean State Tax-Exempt Fund, which expires on June 30, 2016 and $1,443,048 which is short-term and $573,403 is long term and have no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

21 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2015	March 31, 2014
Net tax-exempt income	$6,990,708	$7,754,144
Ordinary Income	11,570	18,318
	$7,002,278	$7,772,462

     As of March 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$242,391
Accumulated net realized loss	(2,089,949)
Unrealized appreciation	10,033,749
Other temporary differences	(242,389)
$7,943,802

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid and the amortization of discount securities.

22 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15 (unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.81		$10.48	$10.79		$10.78		$10.51	$10.64	$10.44
Income (loss) from investment operations:
Net investment income(1)	0.15		0.33	0.35		0.26		0.37	0.39	0.39
Net gain (loss) on securities (both
realized and unrealized)	(0.07)		0.33	(0.31)		0.02		0.27	(0.13)	0.20
Total from investment operations	0.08		0.66	0.04		0.28		0.64	0.26	0.59
Less distributions (note 9):
Dividends from net investment income	(0.16)		(0.33)	(0.35)		(0.27)		(0.37)	(0.39)	(0.39)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.16)		(0.33)	(0.35)		(0.27)		(0.37)	(0.39)	(0.39)
Net asset value, end of period	$10.73		$10.81	$10.48		$10.79		$10.78	$10.51	$10.64
Total return(not reflecting sales charge)	0.69	%(2)	6.35%	0.42%		2.53	%(2)	6.15%	2.48%	5.71%
Ratios/supplemental data
Net assets, end of period (in millions)	$127		$125	$119		$143		$146	$150	$151
Ratio of expenses to average net assets	0.77	%(3)	0.76%	0.79	%(4)	0.77	%(3)	0.71%	0.62%	0.59%
Ratio of net investment income to
average net assets	2.85	%(3)	3.07%	3.34	%(4)	3.22	%(3)	3.45%	3.68%	3.63%
Portfolio turnover rate	15	%(2)	8%	15%		8	%(2)	11%	9%	3%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.85	%(3)	0.88%	0.92	%(4)(5)	0.90	%(3)	0.87%	0.84%	0.87%
Ratio of net investment income to
average net assets	2.77	%(3)	2.95%	3.21	%(4)(5)	3.09	%(3)	3.29%	3.46%	3.35%

Expense ratios after giving effect to the contractual expense cap, additional voluntary fee waivers and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.77	%(3)	0.76%	0.79	%(4)	0.77	%(3)	0.71%	0.62%	0.59%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.88% and 3.25%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

23 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15 (unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.81		$10.48	$10.79		$10.78		$10.51	$10.64	$10.44
Income (loss) from investment operations:
Net investment income(1)	0.11		0.24	0.26		0.19		0.28	0.30	0.29
Net gain (loss) on securities (both
realized and unrealized)	(0.08)		0.33	(0.31)		0.02		0.27	(0.13)	0.21
Total from investment operations	0.03		0.57	(0.05)		0.21		0.55	0.17	0.50
Less distributions (note 9):
Dividends from net investment income	(0.11)		(0.24)	(0.26)		(0.20)		(0.28)	(0.30)	(0.30)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.11)		(0.24)	(0.26)		(0.20)		(0.28)	(0.30)	(0.30)
Net asset value, end of period	$10.73		$10.81	$10.48		$10.79		$10.78	$10.51	$10.64
Total return(not reflecting sales charge)	0.26	%(2)	5.45%	(0.43)%		1.88	%(2)	5.25%	1.62%	4.81%
Ratios/supplemental data
Net assets, end of period (in millions)	$15		$16	$16		$22		$21	$24	$22
Ratio of expenses to average net assets	1.62	%(3)	1.61%	1.64	%(4)	1.62	%(3)	1.57%	1.47%	1.44%
Ratio of net investment income to
average net assets	2.00	%(3)	2.22%	2.49	%(4)	2.37	%(3)	2.60%	2.83%	2.75%
Portfolio turnover rate	15	%(2)	8%	15%		8	%(2)	11%	9%	3%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.70	%(3)	1.73%	1.77	%(4)(5)	1.75	%(3)	1.72%	1.69%	1.72%
Ratio of net investment income to
average net assets	1.92	%(3)	2.10%	2.36	%(4)(5)	2.24	%(3)	2.45%	2.61%	2.47%

Expense ratios after giving effect to the contractual expense cap, additional voluntary fee waivers and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.62	%(3)	1.61%	1.64	%(4)	1.62	%(3)	1.57%	1.47%	1.44%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.73% and 2.40%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

24 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15 (unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.80		$10.47	$10.79		$10.78		$10.51	$10.63	$10.44
Income (loss) from investment operations:
Net investment income(1)	0.15		0.31	0.33		0.25		0.35	0.37	0.37
Net gain (loss) on securities (both
realized and unrealized)	(0.09)		0.33	(0.32)		0.01		0.27	(0.12)	0.19
Total from investment operations	0.06		0.64	0.01		0.26		0.62	0.25	0.56
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.31)	(0.33)		(0.25)		(0.35)	(0.37)	(0.37)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.14)		(0.31)	(0.33)		(0.25)		(0.35)	(0.37)	(0.37)
Net asset value, end of period	$10.72		$10.80	$10.47		$10.79		$10.78	$10.51	$10.63
Total return	0.61	%(2)	6.20%	0.17%		2.41	%(2)	5.99%	2.42%	5.45%
Ratios/supplemental data
Net assets, end of period (in millions)	$0.2		$0.2	$0.3		$0.3		$0.3	$0.3	$0.3
Ratio of expenses to average net assets	0.92	%(3)	0.90%	0.94	%(4)	0.93	%(3)	0.87%	0.78%	0.74%
Ratio of net investment income to
average net assets	2.70	%(3)	2.93%	3.18	%(4)	3.07	%(3)	3.29%	3.25%	3.49%
Portfolio turnover rate	15	%(2)	8%	15%		8	%(2)	11%	9%	3%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.00	%(3)	1.02%	1.07	%(4)(5)	1.06	%(3)	1.02%	1.00%	1.02%
Ratio of net investment income to
average net assets	2.62	%(3)	2.81%	3.05	%(4)(5)	2.94	%(3)	3.14%	3.30%	3.20%

Expense ratios after giving effect to the contractual expense cap, additional voluntary fee waivers and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.92	%(3)	0.90%	0.94	%(4)	0.93	%(3)	0.87%	0.78%	0.74%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.03% and 3.09%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15 (unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.81		$10.48	$10.79		$10.78		$10.51	$10.64	$10.44
Income (loss) from investment operations:
Net investment income(1)	0.16		0.34	0.36		0.28		0.38	0.40	0.40
Net gain (loss) on securities (both
realized and unrealized)	(0.08)		0.33	(0.31)		–		0.27	(0.13)	0.20
Total from investment operations	0.08		0.67	0.05		0.28		0.65	0.27	0.60
Less distributions (note 9):
Dividends from net investment income	(0.16)		(0.34)	(0.36)		(0.27)		(0.38)	(0.40)	(0.40)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.16)		(0.34)	(0.36)		(0.27)		(0.38)	(0.40)	(0.40)
Net asset value, end of period	$10.73		$10.81	$10.48		$10.79		$10.78	$10.51	$10.64
Total return	0.76	%(2)	6.51%	0.56%		2.65	%(2)	6.31%	2.64%	5.86%
Ratios/supplemental data
Net assets, end of period (in millions)	$94		$93	$86		$93		$82	$67	$52
Ratio of expenses to average net assets	0.62	%(3)	0.61%	0.64	%(4)	0.62	%(3)	0.57%	0.47%	0.44%
Ratio of net investment income to
average net assets	3.00	%(3)	3.22%	3.48	%(4)	3.37	%(3)	3.59%	3.83%	3.78%
Portfolio turnover rate	15	%(2)	8%	15%		8	%(2)	11%	9%	3%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.70	%(3)	0.73%	0.77	%(4)(5)	0.75	%(3)	0.72%	0.69%	0.72%
Ratio of net investment income to
average net assets	2.92	%(3)	3.10%	3.35	%(4)(5)	3.24	%(3)	3.43%	3.61%	3.49%

Expense ratios after giving effect to the contractual expense cap, additional voluntary fee waivers and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.62	%(3)	0.61%	0.64	%(4)	0.62	%(3)	0.57%	0.47%	0.44%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.39%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Narragansett Tax-Free Income Fund

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Citizens Investment Advisors, a department of Citizens Bank, N.A. (formerly known as RBS Citizens, N.A.) (the “Sub-Adviser”) to serve as the sub-adviser. In order for the Manager to continue to serve in its role, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2015. The independent Trustees met telephonically on September 14, 2015 and in person on September 20, 2015 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement to determine its effect on the Fund.

     At the meeting held on September 20, 2015, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2016. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees considered that the Manager supervised and monitored the performance of the Fund’s service providers (including the Sub-Adviser). The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.

     The Trustees considered that the Manager had provided all administrative and advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

27 | Aquila Narragansett Tax-Free Income Fund

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement, as applicable.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (nine municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one and three year periods but lower than the average annual total return of the funds in the Peer Group for the five and ten year periods ended June 30, 2015. They also considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten year periods ended June 30, 2015. The Trustees noted that the Fund’s average annual return was higher than that of its benchmark index for the one and three year periods but was lower than the average annual return of the benchmark index for the five and ten year periods ended June 30, 2015. The Trustees further considered that, as reflected in the Consultant’s Report, the Fund delivered above-average results on a risk-adjusted basis for the three and five year periods ended June 30, 2015 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance.

     The Trustees discussed the Fund’s performance record and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to the Product Category for Performance and the Peer Group, was explained in part by the Fund’s somewhat higher-quality portfolio and its historical intermediate maturity structure.

     The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees also noted that the Fund was the only Rhode Island state-specific tax-free municipal bond fund in the State and considered the economic conditions in the State. The Trustees agreed that they would continue to monitor the performance of the Fund.

Advisory Fees and Fund Expenses.

The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser. The Trustees evaluated the advisory fee paid under the Advisory Agreement. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

28 | Aquila Narragansett Tax-Free Income Fund

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was lower than the average and median contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and up to $1 billion in assets, but generally higher than the asset-weighted average contractual advisory fee of funds in the Product Category for Expenses at asset levels in excess of $1 billion. They also noted that the Fund’s expenses were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group.

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund.

     The Trustees considered that the Manager and, in turn, the Sub-Adviser was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.84% for Class A Shares, 1.69% for Class C Shares, 0.98% for Class I Shares and 0.69% for Class Y Shares for the period through September 30, 2016. The Manager may not terminate these arrangements without the approval of the Trustees. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive. The Trustees concluded that the advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the lack of profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

29 | Aquila Narragansett Tax-Free Income Fund

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees, after fee waivers, were generally lower than those of its peers, including those funds with breakpoints in the advisory fee schedule. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

Approval of Interim and New Sub-Advisory Agreements

     The Sub-Adviser is a wholly-owned subsidiary of Citizens Financial Group, Inc. (“CFG”). Until recently, CFG was an indirect wholly-owned subsidiary of The Royal Bank of Scotland, PLC (“RBS”). RBS is in the process of selling its interest in CFG through a series of public offerings of CFG’s outstanding common stock (the “Divestiture”). CFG has advised the Fund that the Divestiture has resulted in a transfer of a controlling block of voting securities of CFG and, therefore constitutes an “assignment” of the Sub-Advisory Agreement for the Fund (the “Prior Sub-Advisory Agreement”), resulting in its automatic termination as required by law as of August 3, 2015.

     The Sub-Adviser is currently providing services to the Fund under an interim Sub-Advisory Agreement (the “Interim Sub-Advisory Agreement”). The Trustees met in person on June 14, 2015 and approved the Interim Sub-Advisory Agreement to take effect upon the termination of the prior Sub-Advisory Agreement. After analyzing the Divestiture and its anticipated impact on the Sub-Adviser, the majority of the Trustees, including a majority of the independent Trustees, also voted on June 14, 2015 to approve a new Sub-Advisory Agreement with the Sub-Adviser (the “New Sub-Advisory Agreement”) to enable the Sub-Adviser to continue to provide sub-advisory services to the Fund upon the termination of the Interim Sub-Advisory Agreement. Shareholders are being asked to approve the New Sub-Advisory Agreement.

     The Trustees requested and obtained such information as they deemed reasonably necessary to evaluate the Interim and New Sub-Advisory Agreements. The Trustees considered, among other things, information presented by the Manager and Sub-Adviser. They also considered information presented in a report previously provided to the Trustees prepared by an independent consultant in August 2014 with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable to the Manager against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees also considered information received in connection with the most recent determination to continue the Prior Sub-Advisory Agreement.

30 | Aquila Narragansett Tax-Free Income Fund

     In considering the New Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the New Sub-Advisory Agreement. In considering the Interim Sub-Advisory Agreement, the Trustees considered the same factors discussed below with respect to the New Sub-Advisory Agreement, and reached the same conclusions.

The nature, extent and quality of services provided by the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the New Sub-Advisory Agreement and considered that the Sub-Adviser would provide the same investment services under the New Sub-Advisory Agreement as had been provided under the Prior Sub-Advisory Agreement. The Trustees considered that the Sub-Adviser advised the Trustees that it does not anticipate any material changes in the professional personnel who currently perform services for the Fund, the compliance program or structure of the Sub-Adviser, or the oversight of compliance with Fund investment restrictions, as a result of the Divestiture. The Trustees considered that the Sub-Adviser advised the Trustees that it anticipates that there will be no diminution in the nature or quality of investment sub-advisory services provided to the Fund as a result of the Divestiture.

     The Trustees also reviewed the Sub-Adviser’s investment approach for the Fund and its research process. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Jeffrey K. Hanna. They considered that Mr. Hanna is based in Providence, Rhode Island and that he has a comprehensive understanding regarding the economy of the State of Rhode Island and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that the Sub-Adviser would continue to provide to the Fund were satisfactory and consistent with the terms of the New Sub-Advisory Agreement.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as previously selected by the independent consultant (nine municipal single-state intermediate andmunicipal single-state long funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

31 | Aquila Narragansett Tax-Free Income Fund

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one year period but lower than the average annual total return of the funds in the Peer Group for the three, five and ten year periods ended June 30, 2014. They also considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three and ten year periods, but lower than the average annual total return of the funds in the Product Category for Performance for the five year period ended June 30, 2014. The Trustees noted that the Fund’s average annual return was higher than that of its benchmark index for the one year period but was lower than the average annual return of the benchmark index for the three, five and ten year periods ended June 30, 2014.

     The Trustees discussed the Fund’s performance record and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to the Product Category for Performance and the Peer Group, was explained in part by the Fund’s somewhat higher-quality portfolio and its historical intermediate maturity structure.

     The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees also noted that the Fund was the only Rhode Island state-specific tax-free municipal bond fund in the State and considered the economic conditions in the State.

     The Trustees noted that the Fund continued to out-perform its index for the first quarter of 2015. They additionally noted the Sub-Adviser’s efforts to position the Fund to protect against the potential for rising interest rates.

     The Trustees considered that the Sub-Adviser would continue to manage the Fund’s portfolio in the same manner that it was managed under the Prior Sub-Advisory Agreement and, as noted below, considered the Sub-Adviser’s costs in providing those services. The Trustees considered that the investment performance of the Fund was satisfactory and supported approval of the New Sub-Advisory Agreement.

     The cost of the services to be provided and the profits to be realized by the Sub-Adviser from the relationship with the Fund.

     The Trustees considered the sub-advisory fees paid to the Sub-Adviser under the Prior Sub-Advisory Agreement and proposed to be paid under the New Sub-Advisory Agreement and noted that the fees are the same. The Trustees also considered that the Manager (and not the Fund) pays the Sub-Adviser from its management fees.

32 | Aquila Narragansett Tax-Free Income Fund

     The Trustees reviewed management fees charged by the Sub-Adviser and its affiliate to its other clients. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees considered that the Manager and, in turn, the Sub-Adviser was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.84% for Class A Shares, 1.69% for Class C Shares, 0.98% for Class I Shares and 0.69% for Class Y Shares through September 30, 2016. The Manager may not terminate these arrangements without the approval of the Trustees.

     In approving the New Sub-Advisory Agreement, the Trustees considered information from the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the New Sub-Advisory Agreement.

     Accordingly, the Trustees concluded that the sub-advisory fees payable with respect to the Fund under the New Sub-Advisory Agreement were reasonable in relation to the nature and quality of the services to be provided to the Fund by the Sub-Adviser and supported approval of the New Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     In approving the New Sub-Advisory Agreement, the Trustees considered the extent to which the Sub-Adviser may realize economies of scale or other efficiencies in connection with providing sub-advisory services for the Fund. The Trustees noted that the Sub-Adviser continued to waive a portion of its fees. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Sub-Adviser from the relationship with the Fund.

     In approving the New Sub-Advisory Agreement, the Trustees considered the other benefits to the Sub-Adviser from its relationship with the Fund, including reputational benefits derived from managing the Fund. The Trustees observed that, as is generally true of most fund complexes, the Sub-Adviser and its affiliate, by providing services to a number of investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Sub-Adviser and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between the Sub-Adviser and the Fund.

33 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2015 and held for the six months ended September 30, 2015.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2015

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	0.69%	$1,000.00	$1,006.90	$3.87
Class C	0.26%	$1,000.00	$1,002.60	$8.13
Class I	0.61%	$1,000.00	$1,006.10	$4.63
Class Y	0.76%	$1,000.00	$1,007.60	$3.12

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.77%, 1.62%, 0.92% and 0.62% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

34 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2015

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.21	$3.89
Class C	5.00%	$1,000.00	$1,016.95	$8.19
Class I	5.00%	$1,000.00	$1,020.46	$4.65
Class Y	5.00%	$1,000.00	$1,021.96	$3.13

(1)
Expenses are equal to the annualized expense ratio of 0.77%, 1.62%, 0.92% and 0.62% for the Trust’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

35 | Aquila Narragansett Tax-Free Income Fund

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2015, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2015, $6,990,708 of dividends paid by Aquila Narragansett Tax-Free Income Fund, constituting 99.83% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2016, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2015 calendar year.

36 | Aquila Narragansett Tax-Free Income Fund

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
     CITIZENS INVESTMENT ADVISORS,
 A DEPARTMENT OF CITIZENS BANK, N. A.
     One Citizens Plaza
Providence, Rhode Island 02903

Board of Trustees
     John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
     Lyle W. Hillyard
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
     Diana P. Herrmann, President
 Charles E. Childs, III, Executive Vice President
and Secretary
 Marie E. Aro, Senior Vice President
Stephen J. Caridi, Senior Vice President
Paul G. O’Brien, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
 120 West 45th Street, Suite 3600
 New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
     BNY MELLON
 225 Liberty Street
 New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2015

Aquila Tax-Free Fund of Colorado Serving Colorado investors since 1987

November, 2015

Dear Fellow Shareholder:

     As you are no doubt aware, the Federal Funds rate (a key short term interest rate between commercial banks, which influences borrowing costs throughout the economy) has been held close to zero since 2008.

     With no change in this rate in seven years, the relationship between interest rates and the share value of fixed-income securities, such as those in which the bond funds in the Aquila Group of Funds invest, has attracted limited attention.

     Now that it seems probable that interest rates may slowly start to climb, we thought it was a good time to revisit this topic. Management of the Aquila Group of Funds well recognizes that it is much easier to accept variations with your investment when you understand the forces influencing them.

     Simply put, interest rates and the share prices of the bond funds in the Aquila Group of Funds are inversely related. When interest rates increase, the share value of your Fund will generally decrease. And, conversely, when interest rates decrease, the share value will generally increase.

Why is this the case?

     When a bond is issued, it has a fixed face value and coupon rate (that is usually close to prevailing marketplace interest rates). For example, a $1,000 bond with a 5% coupon rate will pay interest of $50 per year and, at maturity, will repay the bondholder the $1,000 face value. The promise to pay $1,000 at maturity and the $50 per year interest payment doesn’t change. What does change is the bond’s market price.

     If interest rates on similar bonds rise to 6%, our example above may no longer be attractive.

     For the 5% bond to be attractive, its market price must fall below its $1,000 face value until the $50 per year represents a yield closer to 6%. Conversely, if prevailing interest rates decrease to 4%, people may be willing to pay more than the bond’s $1,000 face value in order to receive the $50 per year interest payments.

     Simply put, bond prices fluctuate so that their yield reflects prevailing interest rates in the marketplace.

NOT A PART OF THE SEMI-ANNUAL REPORT

     While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Fund’s share price, we do take steps which are designed to minimize (to the extent possible) the volatility of such movement.

     We firmly believe that credit quality has an impact on stability. Each of the funds in the Aquila Group of Funds intentionally limits, by prospectus, its investments (at the time of purchase) to Investment Grade bonds - that is to say, bonds that are rated in one of the four highest credit ratings assigned by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable credit quality by the Adviser/Sub-Adviser (as applicable). Investment Grade credit ratings are one of several factors the Adviser/ Sub-Adviser (as applicable) considers in identifying those municipal issues which are most likely to pay interest when due and to return principal at maturity.

     Another technique we use in the construction of the overall portfolio in an effort to achieve a stable share price is the laddering of bond maturities. Generally, bonds with short-term maturities tend to have relatively less price fluctuation, and provide a lower yield. Conversely, bonds with long-term maturities may provide a higher yield, and have higher price volatility. This higher price volatility reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

     Through utilizing a blend of maturities – both short-term and long-term – your Fund attempts to provide as high a level of current income as is consistent with the preservation of capital. We believe these portfolio management construction techniques are reasonably designed to manage, to the extent possible, share price variations – gaining both a degree of stability from the shorter-term maturities and higher yields from the longer-term maturities.

     With more than 30 years of experience utilizing these techniques, with the Aquila Group of Funds, we believe that we have developed a process that helps to mitigate some of the volatility that will inevitably occur in the bond markets with changes in interest rates.

Diana P. Herrmann, Vice Chair and President

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (27.1%)	and Fitch	Value

	Hospital (0.8%)
	Rangely, Colorado Hospital District
	Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,339,720

	Metropolitan District (5.1%)
	Denver, Colorado Urban Renewal
	Authority, Tax Increment Revenue,
	Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/A-	3,028,948
	Fraser Valley, Colorado Metropolitan
	Recreational District
1,875,000	5.000%, 12/01/25 (pre-refunded)	NR/A/NR	2,046,319
	Hyland Hills Metro Park & Recreation
	District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	887,294
	Meridian Metropolitan District,
	Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,844,538
	North Metro Fire Rescue District,
	Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,258,104
	Park Creek Metropolitan District,
	Colorado Revenue Refunding &
	Improvement - Senior Property Tax
	Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/BBB	2,258,980
	Poudre Tech Metropolitan District,
	Colorado Unlimited Property Tax
	Supported Revenue Refunding &
	Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,221,019
	Stonegate Village Metropolitan District,
	Colorado Refunding & Improvement
325,000	5.000%, 12/01/23 NPFG Insured
	(pre-refunded)	A3/AA-/NR	342,293
175,000	5.000%, 12/01/23 NPFG Insured
	(pre-refunded)	A3/AA-/NR	184,312
585,000	5.000%, 12/01/24 NPFG Insured
	(pre-refunded)	A3/AA-/NR	616,128
315,000	5.000%, 12/01/24 NPFG Insured
	(pre-refunded)	A3/AA-/NR	331,761
	Total Metropolitan District		15,019,696

1 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (20.7%)
	Adams 12 Five Star Schools, Colorado
$3,000,000	5.000%, 12/15/25	Aa2/AA-/NR	$3,690,090
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,252,350
	Adams County, Colorado School
	District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,133,420
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,378,930
	Adams & Arapahoe Counties, Colorado
	Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	2,856,950
	Adams & Weld Counties, Colorado
	School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,236,556
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,383,420
1,000,000	5.000%, 12/01/25	Aa2/AA-/NR	1,226,360
1,000,000	5.375%, 12/01/26 NPFG Insured
	(pre-refunded)	Aa2/AA-/NR	1,057,530
	Arapahoe County, Colorado School
	District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,808,727
	Boulder Larimer & Weld Counties,
	Colorado
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,683,615
1,260,000	5.000%, 12/15/26 AGMC Insured
	(pre-refunded)	Aa2/AA/NR	1,329,300
	Boulder Larimer & Weld Counties,
	Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA/NR	2,476,940
	Denver, Colorado City & County
	School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/AA+	3,305,580
3,000,000	5.250%, 12/01/27 (pre-refunded)	Aa2/AA-/NR	3,455,340
	Denver, Colorado City & County
	School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa2/AA-/AA+	2,462,020
	Eagle County School District, Colorado,
	Eagle, Garfield & Routt School
	District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,425,025

2 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	El Paso County, Colorado School
	District #20
$1,500,000	4.500%, 12/15/25 AGMC Insured
	(pre-refunded)	Aa2/NR/NR	$1,624,920
	El Paso County, Colorado School
	District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,222,571
	Gunnison Watershed, Colorado School
	District
1,025,000	5.250%, 12/01/26 (pre-refunded)	Aa2/AA-/NR	1,163,395
	Jefferson County, Colorado School
	District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured
	(pre-refunded)	Aa2/AA/NR	3,173,940
	La Plata County, Colorado School
	District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,452,730
	Larimer County, Colorado School
	District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,224,720
	Larimer, Weld & Boulder Counties,
	Colorado School District No. R-2J,
	Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,701,405
750,000	4.500%, 12/01/26	Aa3/NR/NR	861,457
	Mesa County, Colorado Valley School
	District No. 051, Grand Junction
	Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,681,690
	San Miguel County, Colorado School
	District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,297,734
	Summit County, Colorado School
	District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,203,720
	Weld County, Colorado School
	District #2
90,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA/NR	90,360
	Total School Districts		60,860,795

3 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Water & Sewer (0.5%)
	Central Colorado Water Conservancy
	District, Adams Morgan & Weld
	Counties
$1,185,000	5.000%, 12/01/24	NR/A/NR	$1,406,157
	Total Water & Sewer		1,406,157
	Total General Obligation Bonds		79,626,368

	Revenue Bonds (70.8%)

	Airport (3.7%)
	Denver, Colorado City & County
	Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/A+	5,047,420
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,389,189
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,432,660
	Walker Field, Colorado Public Airport
	Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,060,780
	Total Airport		10,930,049

	Electric (3.9%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27 †††	Aa2/AA/AA	1,220,590
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,253,060
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,094,150
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,085,540
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,453,553
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,151,044
	Colorado Springs, Colorado Utilities
	Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,280,724
	Total Electric		11,538,661

	Higher Education (19.6%)
	Adams State College, Colorado Auxiliary
	Facilities Improvement Series A
1,000,000	5.200%, 05/15/27 (pre-refunded)	Aa2/AA-/NR	1,152,050

4 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Adams State College, Colorado Auxiliary
	Facilities Refunding, Series B
$3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	$3,262,170
	Colorado Educational & Cultural Facility
	Authority, Student Housing - Campus
	Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,150,987
	Colorado Educational & Cultural Facility
	Authority, University Corp.
	Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,945,701
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,853,256
	Colorado Educational & Cultural Facility
	Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	935,009
	Colorado Educational & Cultural Facility
	Authority Refunding, University of
	Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/AA-/NR	1,236,100
	Colorado Educational & Cultural Facility
	Authority Refunding, University of
	Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG/ FGIC Insured
	(pre-refunded)	A1/AA-/NR	3,145,898
	Colorado Educational & Cultural Facility
	Authority, University of Denver
	Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured
	(pre-refunded)	A1/A+/AA	3,689,395
	Colorado School of Mines Enterprise
	Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,633,383
	Colorado State Board of Governors
	University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,705,306
930,000	5.000%, 03/01/28 AGMC Insured
	(pre-refunded)	Aa3/AA/NR	1,024,516
	Colorado State Board of Governors
	University Enterprise System, Series C
2,905,000	5.000%, 03/01/26	Aa2/AA-/NR	3,548,428

5 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Colorado State COP University of
	Colorado at Denver Health Sciences
	Center Fitzsimons Academic Projects
	Series B
$3,135,000	5.250%, 11/01/25 NPFG (pre-refunded) A3/AA-/NR		$3,146,505
	Mesa State College, Colorado Auxiliary
	Facilities Enterprise
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,216,320
	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa2/NR/AA+	1,555,559
2,000,000	5.000%, 06/01/27 (pre-refunded)	Aa2/NR/AA+	2,285,660
	University of Colorado Enterprise
	System Series A
2,000,000	4.750%, 06/01/27	Aa2/NR/AA+	2,284,620
2,620,000	5.000%, 06/01/29	Aa2/NR/AA+	3,146,358
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa2/NR/AA+	1,438,391
	University of Colorado Enterprise
	System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/NR/AA+	1,828,613
	University of Northern Colorado
	Greeley Institutional Enterprise
	Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,214,280
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,279,860
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,404,226
	Western State College, Colorado
	Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,340,218
	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,150,774
	Total Higher Education		57,573,583

	Hospital (8.1%)
	Colorado Health Facility Authority
	Hospital Revenue, Adventist
	Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29 (pre-refunded)	Aa2/AA-/AA	2,635,150
	Colorado Health Facility Authority
	Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A2/AA/A+	1,080,640

6 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Colorado Health Facility Authority
	Hospital Revenue, Evangelical
	Lutheran Project
$1,125,000	5.250%, 06/01/19 (pre-refunded)	NR/NR/NR*	$1,161,439
710,000	5.250%, 06/01/21 (pre-refunded)	NR/NR/NR*	732,997
1,425,000	5.250%, 06/01/24 (pre-refunded)	NR/NR/NR*	1,471,156
	Colorado Health Facility Authority
	Hospital Revenue, Evangelical
	Lutheran Project
450,000	5.250%, 06/01/19 (unrefunded portion)	Baa1/BBB+/NR	463,334
290,000	5.250%, 06/01/21 (unrefunded portion)	Baa1/BBB+/NR	298,477
575,000	5.250%, 06/01/24 (unrefunded portion)	Baa1/BBB+/NR	591,227
	Colorado Health Facility Authority
	Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC
	Insured	NR/AA/A+	2,259,620
	Colorado Health Facility Authority
	Hospital Revenue, Valley View
	Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/A-/NR	1,647,780
	Colorado Health Facility Authority,
	Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	A2/A/A+	2,084,800
1,000,000	6.000%, 10/01/23	A2/A/A+	1,141,140
	Colorado Health Facility Authority,
	Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,423,120
	Denver, Colorado Health & Hospital
	Authority Healthcare, Series A
	Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,088,100
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,564,305
	Park Hospital District Larimer County,
	Colorado Limited Tax
1,010,000	4.500%, 01/01/21 AGC Insured	A3/AA/NR	1,019,039
	Total Hospital		23,662,324

	Housing (0.6%)
	Colorado Housing & Finance Authority,
	Single Family Mortgage Class II
5,000	5.500%, 11/01/29	Aaa/AAA/NR	5,074

7 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (continued)
	Colorado Housing Finance Authority,
	Single Family Mortgage Class III
	Series A-5
$1,500,000	5.000%, 11/01/34	A2/A/NR	$1,535,535
	Colorado Housing and Finance
	Authority, Multi-Family Project C1-II
	Series A-2
320,000	5.400%, 10/01/29	Aa2/AA/NR	337,382
	Total Housing		1,877,991

	Lease (17.1%)
	Adams 12 Five Star Schools, Colorado
	COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,935,230
500,000	5.000%, 12/01/25	Aa3/A+/NR	555,035
	Adams County, Colorado Corrections
	Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,795,104
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,347,780
	Aurora, Colorado COP, Refunding
	Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,706,160
	Brighton, Colorado COP Refunding
	Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,143,650
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,203,500
	Colorado Educational & Cultural
	Facilities Authority, Ave Maria School
	Project Refunding
1,000,000	4.850%, 12/01/25 AGC Insured	A3/AA/NR	1,054,380
	Colorado Educational & Cultural
	Facilities Authority, Charter School -
	James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured
	(pre-refunded)	NR/AA/NR	3,242,280
	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,305,790
	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,788,953

8 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Colorado State Higher Education
	Capital Construction Lease
$3,000,000	5.250%, 11/01/23 (pre-refunded)	Aa2/AA-/NR	$3,396,480
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,087,184
	Denver, Colorado City and County
	COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,274,290
	Denver, Colorado City & County COP
	(Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,304,604
	Douglas County, Colorado School
	District No. RE-1 Douglas & Elbert
	Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,411,651
	El Paso County, Colorado COP (Judicial
	Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,943,378
	Garfield County, Colorado COP Public
	Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,142,070
	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,134,399
	Pueblo, Colorado COP (Police
	Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,419,268
	Rangeview Library District Project,
	Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured
	(pre-refunded)	Aa3/AA/NR	2,494,670
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa3/AA/NR	2,964,506
1,000,000	5.000%, 12/15/28 AGC Insured
	(pre-refunded)	Aa3/AA/NR	1,128,810
	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,636,199
	Total Lease		50,415,371

	Sales Tax (5.7%)
	Boulder, Colorado General Fund
	Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,506,597

9 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Sales Tax (continued)
	Castle Rock, Colorado Sales & Use Tax
$1,015,000	4.000%, 06/01/25	Aa3/AA-/NR	$1,112,298
	Commerce City, Colorado Sales &
	Use Tax
1,000,000	5.000%, 08/01/21 AMBAC Insured
	(pre-refunded)	NR/AA-/NR	1,038,140
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,208,750
	Denver, Colorado City & County
	Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA/AA-	4,606,320
	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,240,328
	Park Meadows Business Implementation
	District, Colorado Shared Sales Tax
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,565,355
	Pueblo, Colorado Urban Renewal
	Authority, Refunding & Improvement,
	Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,415,212
	Westminster, Colorado Economic
	Development Authority, Mandalay
	Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,170,595
	Total Sales Tax		16,863,595

	Transportation (0.8%)
	Regional Transportation District,
	Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/A/A	2,377,380

	Water & Sewer (10.2%)
	Arapahoe, Colorado Water &
	Wastewater Public Improvement
	District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,633,579
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,251,836
	Aurora, Colorado Water Improvement
	First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,345,713

10 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	Broomfield, Colorado Sewer and
	Waste Water
$1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	$2,206,312
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,814,585
	Broomfield, Colorado Water Activity
	Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	4,015,592
	Colorado Water Resource & Power
	Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,162,818
2,675,000	5.000%, 09/01/16 NPFG Insured	A3/AA-/NR	2,683,881
1,855,000	5.000%, 09/01/17 NPFG Insured	A3/AA-/NR	1,858,710
	Denver, Colorado City and County
	Board Water Commissioners Master
	Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,109,180
	Erie, Colorado Water Enterprise
	Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	1,085,970
	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	NR/AA/NR	1,971,437
	North Weld County, Colorado Water
	District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,659,376
	Parker, Colorado Water & Sanitation
	District Water & Sewer Enterprise
	Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,192,030
	Thorton, Colorado Water Enterprise
	Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,214,576
	Woodmoor, Colorado Water &
	Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,894,308
	Total Water & Sewer		30,099,903

	Miscellaneous Revenue (1.1%)
	Colorado Educational & Cultural Facility
	Authority, Independent School
	Revenue Refunding, Kent Denver
	School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,123,870

11 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Miscellaneous Revenue (continued)
	Colorado Educational & Cultural Facility
	Authority, Independent School
	Revenue Refunding, Vail Mountain
	School Project
$1,820,000	6.000%, 05/01/30	NR/BBB-/NR	$2,008,224
	Total Miscellaneous Revenue		3,132,094
	Total Revenue Bonds		208,470,951
	Total Investments (cost $270,821,525
	– note 4)	97.9%	288,097,319
	Other assets less liabilities	2.1	6,210,899
	Net Assets	100.0%	$294,308,218

Percent of
Portfolio Distribution by Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	0.8%
Pre-Refunded bonds††/Escrowed to Maturity bonds	18.1
Aa of Moody’s or AA of S&P or Fitch	61.5
A of Moody’s or S&P or Fitch	15.2
Baa of Moody’s or BBB of S&P	3.6
Not Rated*	0.8
100.0%

PORTFOLIO ABBREVIATIONS:
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMAC - Build America Mutual Assurance Co.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

12 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Govenment Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

13 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2015 (unaudited)

ASSETS
Investments at value (cost $270,821,525)	$288,097,319
Cash	4,024,917
Interest receivable	3,687,232
Receivable for Fund shares sold	301, 786
Other assets	23,764
Total assets	296,135, 018
LIABILITIES
Payable for investment securities purchased	1,198,880
Dividends payable	255,822
Payable for Fund shares redeemed	144,635
Management fee payable	115,401
Accrued expenses payable	112,062
Total liabilities	1,826,800
NET ASSETS	$294,308,218
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$274,104
Additional paid-in capital	278,392,500
Net unrealized appreciation on investments (note 4)	17,275,794
Accumulated net realized loss on investment	(1,695,763)
Undistributed net investment income	61,583
	$294,308,218
CLASS A
Net Assets	$207,108,097
Capital shares outstanding	19, 294,946
Net asset value and redemption price per share	$10.73
Maximum offering price per share (100/96 of $10.73)	$11.18
CLASS C
Net Assets	$24,984,880
Capital shares outstanding	2,333,136
Net asset value and offering price per share	$10.71
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.71	*
CLASS Y
Net Assets	$62,215,241
Capital shares outstanding	5,782,276
Net asset value, offering and redemption price per share	$10.76

See accompanying notes to financial statements.

14 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2015 (unaudited)

Investment Income:

Interest income		$5,255,344

Expenses:

Management fees (note 3)	$723,906
Distribution and service fees (note 3)	181,086
Transfer and shareholder servicing agent fees	64,636
Trustees’ fees and expenses (note 8)	52,637
Legal fees	34,671
Custodian fees (note 6)	10,778
Auditing and tax fees	10,662
Registration fees and dues	9,899
Shareholders’ reports	9, 076
Insurance	7,399
Chief compliance officer services (note 3)	3,271
Miscellaneous	15,457
Total expenses	1,123,478

Management fees waived (note 3)	(28,954)
Expenses paid indirectly (note 6)	(387)
Net expenses		1,094,137
Net investment income		4,161,207

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities
transactions	193,212
Change in unrealized appreciation on
investments	(2,002,056)
Net realized and unrealized gain (loss) on
investments		(1,808,844)
Net change in net assets resulting from
operations		$2,352,363

See accompanying notes to financial statements.

15 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(unaudited)	March 31, 2015
OPERATIONS:
Net investment income	$4,161, 207	$8,428, 649
Net realized gain (loss) from
securities transactions	193,212	(121,127)
Change in unrealized
appreciation on investments	(2,002,056)	9,656,340
Change in net assets from
operations	2,352,363	17,963,862

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(2, 983, 278)	(6, 210, 405)

Class C Shares:
Net investment income	(271,088)	(567,128)

Class Y Shares:
Net investment income	(901,565)	(1,638,547)
Change in net assets from
distributions	(4,155,931)	(8,416,080)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	21, 911,736	37, 233,664
Reinvested dividends and
distributions	3,071, 687	6,106, 968
Cost of shares redeemed	(18,406,151)	(45,666,935)
Change in net assets from
capital share transactions	6,577,272	(2,326,303)
Change in net assets	4,773,704	7,221,479

NET ASSETS:
Beginning of period	289,534,514	282,313,035
End of period*	$294,308, 218	$289,534, 514
*Includes undistributed net investment income of:	$61,583	$56,307

See accompanying notes to financial statements.

16 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015 (unaudited)

1. Organization

     Aquila Tax-Free Fund of Colorado (the “Fund”), a series of Aquila Municipal Trust (from inception until the close of business on October 11, 2013, the Fund operated under the name Tax-Free Fund of Colorado), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

17 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	288,097,319
Level 3 – Significant Unobservable Inputs	—
Total	$288,097,319

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2012–2014) or expected to be taken in the Fund’s 2015 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

18 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2015, the Fund decreased undistributed net investment income by $22,869, decreased realized losses by $12,238 and increased additional paid-in capital by $10,631 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

i)
The Fund is an investment company and accordingly follows the investment company accounting reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% of net assets of the Fund. The Manager has contractually agreed to waive fees through September 30, 2016 to the extent necessary in order to pass savings through to the shareholders with respect to the Sub-Advisory Agreement such that its fees are as follows: the annual rate shall be equivalent to 0.48% of net assets of the Fund up to $400 million; 0.46% of the Fund’s net assets above that amount to $1 billion and 0.44% of the Fund’s net assets above $1 billion. For the six months ended September 30, 2015, the Fund incurred management fees of $723,906 of which $28,954 was waived under the contractual fee waiver.

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20%. The Sub-Adviser has contractually agreed to waive its fee through September 30, 2016 such that its annual rate of fees is at 0.18% of net assets of the Fund up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billion.

19 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Board of Trustees and shareholders approved an amendment to the Fund’s Distribution Plan applicable to Class A Shares which permits the Fund to make distribution fee payments at the rate of up to 0.15% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05%. For the six months ended September 30, 2015, distribution fees on Class A Shares amounted to $50,691 of which the Distributor retained $2,245.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2015, amounted to $97,796. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2015, amounted to $32,599. The total of these payments with respect to Class C Shares amounted to $130,395 of which the Distributor retained $31,959.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

20 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2015, total commissions on sales of Class A Shares amounted to $96,498 of which the Distributor received $18,657.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2015, purchases of securities and proceeds from the sales of securities aggregated $18,391,438 and $13,552,010, respectively.

     At September 30, 2015, the aggregate tax cost for all securities was $270,759,946. At September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $17,500,973 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $163,600 for a net unrealized appreciation of $17,337,373.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations.

6. Expenses

     The Fund had negotiated an expense offset arrangement with JPMorgan Chase Bank N.A., which served as its custodian until November 2, 2015. Under these arrangements, it received credit toward the reduction of custodian fees and other Fund expenses whenever there were uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset, if any, and the net expenses. Effective November 2, 2015, the Fund no longer receives credits toward the reduction of custody fees from the Fund’s new custodian.

21 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(unaudited)		March 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	994,297	$10,620,640	1,195,185	$12,831,147
Reinvested dividends and
distributions	222,521	2,380,121	439,302	4,698,217
Cost of shares redeemed	(591,354)	(6,326,976)	(2,957,657)	(31,601,712)
Net change	625,464	6,673,785	(1,323,170)	(14,072,348)
Class C Shares:
Proceeds from shares sold	222,308	2,372,859	383,529	4,094,053
Reinvested dividends and
distributions	21,303	227,368	42,877	457,775
Cost of shares redeemed	(352,689)	(3,758,345)	(701,255)	(7,472,754)
Net change	(109,078)	(1,158,118)	(274,849)	(2,920,926)
Class Y Shares:
Proceeds from shares sold	832,937	8,918,237	1,894,868	20,308,464
Reinvested dividends and
distributions	43,327	464,198	88,549	950,976
Cost of shares redeemed	(774,712)	(8,320,830)	(614,778)	(6,592,469)
Net change	101,552	1,061,605	1,368,639	14,666,971
Total transactions in Fund
shares	617,938	$6,577,272	(229,380)	$(2,326,303)

22 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2015 there were 11 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2015 was $43,242. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30 , 2015, such meeting-related expenses amounted to $9,395.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2015, the Fund had capital loss carry forwards of $1,888,975 of which $55,212 expires in 2017 and $1,784,368 and $49,395 have no expiration and retains their character of short-term and long-term, respectively. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

23 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2015	March 31, 2014
Net tax-exempt income	$8,416,080	$8,917,219
Ordinary income	–	–
	$8,416,080	$8,917,219

     As of March 31, 2015 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$149,977
Unrealized appreciation	19,334,152
Accumulated net loss on investments	(1,888,975)
Other temporary differences	(149,972)
$17,445,182

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid and the tax treatment of market discount amortization.

24 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months					Three
	Ended		Year	Year		Months
	9/30/15		Ended	Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/15	3/31/14		3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.80		$10.45	$10.80		$10.89		$10.63	$10.14	$10.39
Income (loss) from investment operations:
Net investment income(1)	0.16		0.32	0.32		0.08		0.35	0.39	0.40
Net gain (loss) on securities (both
realized and unrealized)	(0.07)		0.35	(0.35)		(0.09)		0.26	0.49	(0.25)
Total from investment operations	0.09		0.67	(0.03)		(0.01)		0.61	0.88	0.15
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.32)	(0.32)		(0.08)		(0.35)	(0.39)	(0.40)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.16)		(0.32)	(0.32)		(0.08)		(0.35)	(0.39)	(0.40)
Net asset value, end of period	$10.73		$10.80	$10.45		$10.80		$10.89	$10.63	$10.14
Total return(not reflecting sales charge)	0.83	%(2)	6.52%	(0.20)%		(0.10	)%(2)	5.85%	8.81%	1.38%
Ratios/supplemental data
Net assets, end of period (in millions)	$207		$202	$209		$233		$240	$221	$213
Ratio of expenses to average net assets	0.68	%(3)	0.73%	0.74	%(4)	0.70	%(3)	0.71%	0.75%	0.73%
Ratio of net investment income to
average net assets	2.95	%(3)	3.04%	3.09	%(4)	2.98	%(3)	3.27%	3.75%	3.81%
Portfolio turnover rate	5	%(2)	8%	4%		2	%(2)	15%	13%	14%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.70	%(3)	0.75%	0.76	%(4)(5)	0.72	%(3)	0.73%	–	–
Ratio of net investment income to
average net assets	2.93	%(3)	3.02%	3.07	%(4)(5)	2.96	%(3)	3.26%	–	–

Expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.68	%(3)	0.73%	0.74	%(4)	0.70	%(3)	0.71%	0.75%	0.73%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.72% and 3.11%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months					Three
	Ended		Year	Year		Months
	9/30/15		Ended	Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/15	3/31/14		3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.78		$10.43	$10.78		$10.87		$10.61	$10.12	$10.37
Income (loss) from investment operations:
Net investment income(1)	0.11		0.22	0.22		0.05		0.25	0.29	0.30
Net gain (loss) on securities (both
realized and unrealized)	(0.07)		0.35	(0.35)		(0.09)		0.26	0.49	(0.25)
Total from investment operations	0.04		0.57	(0.13)		(0.04)		0.51	0.78	0.05
Less distributions (note 10):
Dividends from net investment income	(0.11)		(0.22)	(0.22)		(0.05)		(0.25)	(0.29)	(0.30)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.11)		(0.22)	(0.22)		(0.05)		(0.25)	(0.29)	(0.30)
Net asset value, end of period	$10.71		$10.78	$10.43		$10.78		$10.87	$10.61	$10.12
Total return(not reflecting CDSC)	0.39	%(2)	5.52%	(1.15)%		(0.33	)%(2)	4.86%	7.80%	0.42%
Ratios/supplemental data
Net assets, end of period (in millions)	$25		$26	$28		$37		$38	$29	$26
Ratio of expenses to average net assets	1.63	%(3)	1.68%	1.68	%(4)	1.65	%(3)	1.66%	1.70%	1.67%
Ratio of net investment income to
average net assets	2.00	%(3)	2.09%	2.14	%(4)	2.03	%(3)	2.31%	2.79%	2.83%
Portfolio turnover rate	5	%(2)	8%	4%		2	%(2)	15%	13%	14%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.65	%(3)	1.70%	1.70	%(4)(5)	1.67	%(3)	1.68%	–	–
Ratio of net investment income to
average net assets	1.98	%(3)	2.07%	2.12	%(4)(5)	2.01	%(3)	2.30%	–	–

Expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.63	%(3)	1.68%	1.68	%(4)	1.65	%(3)	1.66%	1.70%	1.67%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.67% and 2.16%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months					Three
	Ended		Year	Year		Months
	9/30/15		Ended	Ended		Ended		Year Ended December 31,
	(unaudited)		3/31/15	3/31/14		3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.83		$10.47	$10.83		$10.92		$10.66	$10.16	$10.41
Income (loss) from investment operations:
Net investment income(1)	0.16		0.33	0.33		0.08		0.36	0.39	0.40
Net gain (loss) on securities (both
realized and unrealized)	(0.07)		0.36	(0.36)		(0.09)		0.26	0.50	(0.25)
Total from investment operations	0.09		0.69	(0.03)		(0.01)		0.62	0.89	0.15
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.33)	(0.33)		(0.08)		(0.36)	(0.39)	(0.40)
Distributions from capital gains	–		–	–		–		–	–	–
Total distributions	(0.16)		(0.33)	(0.33)		(0.08)		(0.36)	(0.39)	(0.40)
Net asset value, end of period	$10.76		$10.83	$10.47		$10.83		$10.92	$10.66	$10.16
Total return	0.84	%(2)	6.66%	(0.24)%		(0.08	)%(2)	5.89%	8.96%	1.44%
Ratios/supplemental data
Net assets, end of period (in millions)	$62		$62	$45		$57		$50	$37	$34
Ratio of expenses to average net assets	0.63	%(3)	0.68%	0.68	%(4)	0.65	%(3)	0.66%	0.70%	0.67%
Ratio of net investment income to
average net assets	3.00	%(3)	3.08%	3.14	%(4)	3.03	%(3)	3.31%	3.80%	3.85%
Portfolio turnover rate	5	%(2)	8%	4%		2	%(2)	15%	13%	14%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.65	%(3)	0.70%	0.70	%(4)(5)	0.67	%(3)	0.68%	–	–
Ratio of net investment income to
average net assets	2.98	%(3)	3.06%	3.12	%(4)(5)	3.01	%(3)	3.30%	–	–

Expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.63	%(3)	0.68%	0.68	%(4)	0.65	%(3)	0.66%	0.70%	0.67%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust.
(5)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.16%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Fund of Colorado

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2015. The independent Trustees met telephonically on September 14, 2015 and in person on September 20, 2015 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At the meeting held on September 20, 2015, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2016. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns. They considered that Mr. Johns is based in Denver, Colorado and that he has a comprehensive understanding regarding the economy of the State of Colorado and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

28 | Aquila Tax-Free Fund of Colorado

     The Trustees considered that the Manager supervised and monitored the performance of the Fund’s service providers (including the Sub-Adviser). The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was lower than the average annual total return of the funds in the Peer Group for the one, three, five and ten year periods ended June 30, 2015. However, the Trustees considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten year periods ended June 30, 2015 and higher than the average annual return of the benchmark index for the one, three and five year periods ended June 30, 2015. The Trustees considered that, as reflected in the Consultant’s Report, the Fund delivered satisfactory results on a risk-adjusted basis for the three and five year periods ended June 30, 2015 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance.

     The Trustees discussed the Fund’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s somewhat higher-quality portfolio and its historical intermediate maturity structure.

29 | Aquila Tax-Free Fund of Colorado

     The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees considered these results to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Fund Expenses

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and up to $500 million in assets, but generally higher than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at asset levels in excess of $500 million. They also noted that the Fund’s expenses were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group.

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

30 | Aquila Tax-Free Fund of Colorado

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. The Trustees noted that the Sub-Adviser has agreed to waive a portion of its sub-advisory fees and to introduce breakpoints in its fee which would be realized as the Fund grows. The Sub-Adviser has contractually agreed to waive its fees as noted below through September 30, 2016. The Manager, in turn, has contractually waived its fees through September 30, 2016 to the extent necessary in order to pass savings through to the shareholders with respect to the Sub-Advisory Agreement. The above arrangement may be amended only with approval of the Board of Trustees. Likewise, as long as the sub-advisory fee waiver arrangement is in effect, the Manager may not terminate its arrangement without the approval of the Board of Trustees. Under the fee waiver agreement, the Manager compensates the Sub-Adviser at the annual rate of 0.18 of 1% on the Fund’s net assets up to $400 million; 0.16% on assets above that amount to $1 billion in net assets and 0.14% on net assets thereafter, rather than the contractual sub-advisory fee at the annual rate of 0.20 of 1%. The Trustees considered that the Manager agreed to similarly waive its advisory fee so long as the Sub-Adviser waives its sub-advisory fees under the fee waiver. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

31 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2015 and held for the six months ended September 30, 2015.

Actual Expenses

     This table provides information about actual account values and actual expenses You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2015

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	0.83%	$1,000.00	$1,008.30	$3.42
Class C	0.39%	$1,000.00	$1,003.90	$8.19
Class Y	0.84%	$1,000.00	$1,008.40	$3.17

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.68%, 1.63% and 0.63% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

32 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2015

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.66	$3.45
Class C	5.00%	$1,000.00	$1,016.90	$8.24
Class Y	5.00%	$1,000.00	$1,021.91	$3.19

(1)
Expenses are equal to the annualized expense ratio of 0.68%, 1.63% and 0.63% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

33 | Aquila Tax-Free Fund of Colorado

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2015, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2015, $8,416,080 of dividends paid by Aquila Tax-Free Fund of Colorado, constituting 100% of total dividends paid, were exempt-interest dividends.

     Prior to February 15, 2016, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2015 calendar year.

34 | Aquila Tax-Free Fund of Colorado

(THIS PAGE INTENTIONALLY LEFT BLANK)

Founders
     Lacy B. Herrmann (1929-2012)
 Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
 120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
 1600 Broadway, Suite 1100
 Denver, Colorado 80202

Board of Trustees
     John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
     Lyle W. Hillyard
 Glenn P. O’Flaherty
 John J. Partridge
 James R. Ramsey
 Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Craig T. DiRuzzo, Vice President
Randall S. Fillmore, Chief Compliance Officer
 Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
 New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
 4400 Computer Drive
 Westborough, Massachusetts 01581

Custodian
     BNY MELLON
 225 Liberty Street
 New York, New York 10286

Further information is contained in the Prospectus,
 which must precede or accompany this report.

Semi-Annual Report September 30, 2015

Aquila Tax-Free Fund For Utah Serving Utah investors since 1992

November, 2015

Dear Fellow Shareholder:

     As you are no doubt aware, the Federal Funds rate (a key short term interest rate between commercial banks, which influences borrowing costs throughout the economy) has been held close to zero since 2008.

     With no change in this rate in seven years, the relationship between interest rates and the share value of fixed-income securities, such as those in which the bond funds in the Aquila Group of Funds invest, has attracted limited attention.

     Now that it seems probable that interest rates may slowly start to climb, we thought it was a good time to revisit this topic. Management of the Aquila Group of Funds well recognizes that it is much easier to accept variations with your investment when you understand the forces influencing them.

     Simply put, interest rates and the share prices of the bond funds in the Aquila Group of Funds are inversely related. When interest rates increase, the share value will generally decrease. And, conversely, when interest rates decrease, the share value of your Fund will generally increase.

Why is this the case?

     When a bond is issued, it has a fixed face value and coupon rate (that is usually close to prevailing marketplace interest rates). For example, a $1,000 bond with a 5% coupon rate will pay interest of $50 per year and, at maturity, will repay the bondholder the $1,000 face value. The promise to pay $1,000 at maturity and the $50 per year interest payment doesn’t change. What does change is the bond’s market price.

     If interest rates on similar bonds rise to 6%, our example above may no longer be attractive.

     For the 5% bond to be attractive, its market price must fall below its $1,000 face value until the $50 per year represents a yield closer to 6%. Conversely, if prevailing interest rates decrease to 4%, people may be willing to pay more than the bond’s $1,000 face value in order to receive the $50 per year interest payments.

     Simply put, bond prices fluctuate so that their yield reflects prevailing interest rates in the marketplace.

NOT A PART OF THE SEMI-ANNUAL REPORT

     While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Fund’s share price, we do take steps which are designed to minimize (to the extent possible) the volatility of such movement.

     We firmly believe that credit quality has an impact on stability. Each of the funds in the Aquila Group of Funds intentionally limits, by prospectus, its investments (at the time of purchase) to Investment Grade bonds – that is to say, bonds that are rated in one of the four highest credit ratings assigned by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable credit quality by the Adviser/Sub-Adviser (as applicable). Investment Grade credit ratings are one of several factors the Adviser/ Sub-Adviser (as applicable) considers in identifying those municipal issues which are most likely to pay interest when due and to return principal at maturity.

     Another technique we use in the construction of the overall portfolio in an effort to achieve a stable share price is the laddering of bond maturities. Generally, bonds with short-term maturities tend to have relatively less price fluctuation, and provide a lower yield. Conversely, bonds with long-term maturities may provide a higher yield, and have higher price volatility. This higher price volatility reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

     Through utilizing a blend of maturities – both short-term and long-term – your Fund attempts to provide as high a level of current income as is consistent with the preservation of capital. We believe these portfolio management construction techniques are reasonably designed to manage, to the extent possible, share price variations – gaining both a degree of stability from the shorter-term maturities and higher yields from the longer-term maturities.

     With more than 30 years of experience utilizing these techniques, with the Aquila Group of Funds, we believe that we have developed a process that helps to mitigate some of the volatility that will inevitably occur in the bond markets with changes in interest rates.

Sincerely,
Diana P. Herrmann, Vice Chair and President

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (16.1%)	and Fitch	Value

	City, County and State (1.1%)
	Coral Canyon, Utah Special Service
	District
$25,000	4.850%, 07/15/17 (unrefunded balance) NR/NR/NR*		$25,156
20,000	4.850%, 07/15/17 (pre-refunded)	NR/NR/NR*	20,706
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA+/NR	1,120,720
	McKinney, Texas
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AAA/NR	1,399,722
	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A
	(pre-refunded)	Aa1/AA+/NR	1,513,297
	Total City, County and State		4,079,601

	Education - Public Schools (1.0%)
	Florida State Board of Education Public
	Education Capital Outlay
2,000,000	4.750%, 06/01/30 2005 Series F	Aa1/AAA/AAA	2,067,520
	Lewis County, Washington School
	District No. 302 Chehalis
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,145,780
	Wylie, Texas Independent School
	District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	547,280
	Total Education - Public Schools		3,760,580

	Hospital (0.3%)
	Skagit County, Washington Public
	Hospital District No. 002, Refunding,
	Island Hospital
1,120,000	0.250%, 12/01/15	A1/NR/NR	1,120,056
	Total Hospital		1,120,056

	Local Public Property (6.8%)
	Carson City, Nevada
1,000,000	5.000%, 05/01/28	A1/AA-/NR	1,157,210
	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA/NR	2,590,422
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA/NR	1,153,440
2,000,000	4.750%, 06/01/30 AGMC Insured	Aa1/AA/NR	2,056,900

1 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Clark County, Nevada, Refunding
	(continued)
$2,000,000	5.000%, 11/01/28 AGMC/AMBAC
	Insured	Aa1/AA/AA	$2,095,900
1,000,000	4.750%, 11/01/27 NPFG/ FGIC Insured
	(pre-refunded)	Aa1/AA/NR	1,026,120
	Henderson, Nevada Refunding Various
	Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA/NR	1,142,470
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA/NR	878,535
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA/NR	861,720
	Miami-Dade County, Florida Building
	Better Communities Program
1,605,000	5.625%, 07/01/38	Aa2/AA/NR	1,796,685
	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,150,210
	Orem, Utah Refunding
690,000	0.250%, 12/01/16	NR/AA/AA+	689,048
900,000	0.250%, 12/01/17	NR/AA/AA+	890,775
	Reno, Nevada, Capital Improvement
	Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,135,120
	San Angelo, Texas Certificates of
	Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,148,174
	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2
	AGMC Insured	Aa1/AA+/AA+	1,469,160
	Washoe County, Nevada Refunding
	Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,304,960
	Total Local Public Property		25,546,849

	School District (4.1%)
	Brownsboro, Texas Independent School
	District
490,000	zero coupon, 08/15/16 PSF Guaranteed	NR/AAA/NR	485,350
	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A	547,145

2 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Davis County, Utah School District
	School Board Guaranty Program
$4,395,000	4.000%, 06/01/25 Series B	Aaa/NR/NR	$5,055,525
	Granite School District, Utah, Salt Lake
	County School Building School Board
	Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,161,970
	Midlothian, Texas Independent School
	District
1,145,000	zero coupon, 02/15/18 PSF Guaranteed	Aaa/AAA/NR	1,115,986
	Schertz-Cibolo Universal City, Texas
	Independent School District
2,325,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	2,357,550
	Spring, Texas Independent School
	District
1,000,000	5.000%, 08/15/25 BAMI Insured	Aa3/AA/NR	1,202,860
	Uintah County, Utah School District
	School Board Guaranty Program
455,000	4.250%, 02/01/24 (pre-refunded)	Aaa/NR/NR	470,129
	Wasatch County, Utah School District
	School Board Guaranty Program
880,000	5.000%, 06/01/25 (pre-refunded)	Aaa/NR/NR	907,658
	Washoe County, Nevada School District
	Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,292,780
	Total School District		15,596,953

	Transportation (0.6%)
	Texas State Transportation Commission
	Mobility Fund
1,140,000	5.000%, 04/01/27 Series A
	(pre-refunded)	Aaa/AAA/NR	1,216,528
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,191,500
	Total Transportation		2,408,028

	Utilities (2.2%)
	Central Utah Water Conservancy
	District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	885,028

3 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Utilities (continued)
	Harris County, Texas Flood Control
	District Improvement
$1,000,000	4.750%, 10/01/29	Aaa/AAA/AAA	$1,040,650
	Las Vegas Valley, Nevada Water
	District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa1/AA+/NR	1,152,710
	Las Vegas Valley, Nevada Water District
	Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa1/AA+/NR	2,793,882
	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,195,330
	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured
	(pre-refunded)	A1/NR/NR	1,053,260
	Total Utilities		8,120,860
	Total General Obligation Bonds		60,632,927

	Revenue Bonds (82.2%)

	Airport (2.1%)
	Alaska State International Airport
	Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	A1/NR/A+	35,103
	Broward County, Florida Airport System
	Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,135,350
	Clark County, Nevada Passenger
	Facilities Charge Revenue Las
	Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,669,050
	Jacksonville, Florida Aviation Authority
1,895,000	5.000%, 10/01/26 AMBAC Insured AMT	A2/A/A	1,971,710
	Miami-Dade County, Florida Aviation
	Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,942,665
	Reno-Tahoe, Nevada Airport Authority
	Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	A2/NR/A	1,000,000
	Total Airport		7,753,878

4 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education (10.7%)
	Florida Higher Education Facilities
	Authority Revenue, Refunding, Rollins
	College Project
$1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	$1,112,240
	Forney, Texas Independent School
	District Capital Appreciation Refunding
1,000,000	zero coupon, 08/15/39 AGMC Insured	NR/AA/NR	324,400
	Hillsborough County, Florida School
	Board COP
1,500,000	5.000%, 07/01/31 NPFG Insured
	(pre-refunded)	Aa2/AA-/AA	1,550,850
	Irving, Texas Independent School
	District Capital Appreciation Refunding
845,000	zero coupon, 02/15/20 PSF
	Guaranteed (unrefunded balance)	Aaa/AAA/NR	689,486
155,000	zero coupon, 02/15/20 PSF
	Guaranteed (pre-refunded)	Aaa/NR/NR	126,638
	Ogden City, Utah Municipal Building
	Authority School District Lease
	Revenue
1,315,000	5.000%, 01/15/31	Aa3/NR/NR	1,483,833
	Salt Lake County, Utah Westminster
	College Project
280,000	1.000%, 10/01/17	NR/BBB/NR	276,886
685,000	5.000%, 10/01/19	NR/BBB/NR	753,459
720,000	5.000%, 10/01/20	NR/BBB/NR	801,432
825,000	4.750%, 10/01/20	NR/BBB/NR	860,343
870,000	4.750%, 10/01/21	NR/BBB/NR	905,835
2,300,000	5.000%, 10/01/22 (pre-refunded)	NR/BBB/NR	2,300,000
790,000	5.000%, 10/01/22	NR/BBB/NR	881,561
600,000	5.000%, 10/01/27	NR/BBB/NR	620,628
2,025,000	5.125%, 10/01/28 (pre-refunded)	NR/BBB/NR	2,025,000
955,000	5.000%, 10/01/28	NR/BBB/NR	1,032,918
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,079,591
315,000	5.125%, 10/01/30 (pre-refunded)	NR/BBB/NR	315,000
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,128,154
	Texas State University System Financing
	Revenue
2,000,000	5.250%, 03/15/25 (pre-refunded)	Aa2/NR/NR	2,221,200

5 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education (continued)
	Tooele County, Utah Municipal
	Building Authority School District
	Lease Revenue
$1,000,000	5.000%, 06/01/28 (pre-refunded)	A1/A+/NR	$1,110,690
	University of South Florida Financing
	Corp., Florida COP Refunding Master
	Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,131,660
	Utah State Board of Regents
2,980,000	4.500%, 04/01/29	Aa2/AA/NR	3,238,128
	Utah State Board of Regents, Dixie
	State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,104,722
	Utah State Board of Regents Lease
	Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	419,192
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	434,503
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	460,328
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	122,772
	Utah State Board of Regents, Utah,
	Valley University Student Center
	Building Fee And Unified System
	Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,525,316
	Utah State University Student
	Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,467,123
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,540,079
	Warsaw, Indiana Multi-School Building
	Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,973,916
	Washington State Higher Education
	Facilities Authority Revenue, Refunding,
	Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,062,262
	Weber State University, Utah Student
	Facilities System
1,275,000	5.125%, 04/01/32 NPFG Insured
	(pre-refunded)	A3/AA/NR	1,275,000
	Total Education		40,355,145

6 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education - Charter Schools (10.1%)
	Utah County, Utah Charter School
	Revenue Renaissance Academy
$100,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	$101,703
	Utah County, Utah Charter School
	Revenue, Ronald Wilson Reagan
	Academy
1,000,000	6.000%, 02/15/38 Series A	NR/BB+/NR	1,018,370
	Utah State Charter School Finance
	Authority Fast Forward Academy
2,665,700	91754TBW2 6.500%, 11/15/37 144A
	(pre-refunded)	NR/NR/NR*	2,676,949
	Utah State Charter School Finance
	Authority George Washington
	Academy
500,000	1.000%, 04/15/18 Series 2015	NR/AA/NR	497,765
1,000,000	6.750%, 07/15/28 (pre-refunded)	NR/BBB-/NR	1,070,020
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,644,930
	Utah State Charter School Finance
	Authority Good Foundations Academy
1,000,000	4.750%, 11/15/24 Series A	NR/NR/NR*	994,840
1,655,000	5.550%, 11/15/34 Series A	NR/NR/NR*	1,64 1,429
3,280,000	5.850%, 11/15/44 Series A	NR/NR/NR*	3,248,086
	Utah State Charter School Finance
	Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,475,742
	Utah State Charter School Finance
	Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,453,205
	Utah State Charter School Finance
	Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	447,286
440,000	4.000%, 04/15/24	NR/AA/NR	486,486
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,893,131
1,635,000	5.000%, 04/15/34	NR/AA/NR	1,822,077
	Utah State Charter School Finance
	Authority Monticello Academy
	(School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,097,390

7 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education - Charter Schools (continued)
	Utah State Charter School Finance
	Authority Ogden Preparatory Academy
	(School Board Guaranty Program)
$475,000	4.000%, 10/15/22	NR/AA/NR	$528,100
505,000	4.000%, 10/15/23	NR/AA/NR	555,934
525,000	4.000%, 10/15/24	NR/AA/NR	569,819
	Utah State Charter School Finance
	Authority Providence Hall Elementary
	School (School Board Guaranty
	Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,159,460
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,110,830
	Utah State Charter School Finance
	Authority, Refunding & Improvement,
	Davinci Academy
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,097,620
	Utah State Charter School Finance
	Authority Ronald Wilson Reagan
	Academy
1,000,000	5.750%, 02/15/22 Series A	NR/BB+/NR	1,031,260
	Utah State Charter School Finance
	Authority Venture Academy
600,000	0.500%, 10/15/19	NR/AA/NR	585,852
675,000	4.000%, 10/15/24	NR/AA/NR	739,584
855,000	5.000%, 10/15/29	NR/AA/NR	977,718
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,222,086
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,233,835
2,115,000	5.000%, 10/15/44	NR/AA/NR	2,315,862
	Utah State Charter School Finance
	Authority Wasatch Peak Academy
	Project, School Board Guaranty
	Program
740,000	5.000%, 10/15/29	NR/AA/NR	830,576
700,000	5.000%, 10/15/36	NR/AA/NR	766,045
	Total Education - Charter Schools		38,293,990

	Hospital (5.0%)
	Brevard County, Florida Health Facilities
	Authority Health First Inc. Project
1,815,000	5.000%, 04/01/18	A3/A-/NR	1,854,204
750,000	5.000%, 04/01/30	A3/A-/NR	834,915

8 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Campbell County, Wyoming Hospital
	District, Hospital Revenue, Memorial
	Hospital Project
$1,040,000	5.000%, 12/01/20	NR/A-/NR	$1,183,395
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,129,910
	Harris County, Texas Health Facilities
	Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured
	(unrefunded balance)	NR/AA/NR	587,909
260,000	4.750%, 07/01/30 AGMC Insured
	(pre-refunded)	NR/NR/NR*	301,740
	Henderson, Nevada Health Care
	Facilities, Catholic Healthcare West
1,350,000	5.250%, 07/01/31 Series B	A3/A/A	1,432,701
	Indiana Finance Authority Hospital
	Revenue, Parkview Health System
300,000	5.875%, 05/01/29	A1/A+/NR	300,867
	King County, Washington Public
	Hospital District No. 002, Refunding,
	Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,158,430
	Miami-Dade County, Florida Public
	Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,136,000
	Reno, Nevada Hospital Revenue,
	Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	792,396
680,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	743,213
	Richmond, Indiana Hospital Revenue
205,000	5.000%, 01/01/19 ETM	NR/A/A	220,644
	Riverton, Utah Hospital Revenue,
	Intermountain Health Care Health
	Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	1,035,062
	Tarrant County, Texas Cultural Education
	Facilities Finance Corp. Hospital
	Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25 (pre-refunded)	AA3/AA-/NR	1,095,280
70,000	5.250%, 08/15/25 (pre-refunded)	NR/NR/NR*	82,440

9 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Utah County, Utah Hospital Revenue,
	IHC Health Services, Inc.
$1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	$1,414,815
880,000	5.000%, 05/15/28	Aa1/AA+/NR	1,012,889
500,000	5.000%, 05/15/29	Aa1/AA+/NR	570,110
	Utah State Board of Regents, University
	of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31 (pre-refunded)	NR/AA/NR	1,462,800
	Washington State Health Care Facilities
	Authority Revenue, Refunding, Fred
	Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	644,099
	Total Hospital		18,993,819

	Housing (0.7%)
	Utah Housing Corporation Single
	Family Mortgage
530,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	541,316
355,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	368,501
1,125,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	1,170,619
180,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	186,572
470,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	488,659
	Total Housing		2,755,667

	Local Public Property (16.3%)
	Civicventures, Alaska Revenue Refunding,
	Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A/AA-	1,148,080
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,139,900
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,131,780
	Clark County, Nevada Improvement
	District Special Local Improvement
	#128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	475,715
	Cottonwood Heights, Utah Sales Tax
	Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,277,360
	Downtown Redevelopment Authority
	Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAM Insured	NR/AA/NR	1,129,090

10 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Draper, Utah Sales Tax Revenue
$1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	$1,126,730
	Eagle Mountain, Utah Special
	Assessment Area
670,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	742,213
	Harris County, Texas Sports Refunding
	Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	570,200
	Herriman, Utah Special Assessment
	Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,19 1,833
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,323,362
1,975,000	5.000%, 11/01/29	NR/AA-/NR	2,024,553
	Houston, Texas Hotel Occupancy Tax
	and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,131,050
	Jacksonville, Florida Special Revenue
	and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA-	1,180,861
	Miami-Dade County, Florida
	Subordinated Special Obligation
	Capital Appreciation Bonds
3,000,000	zero coupon, 10/01/38 NPFG Insured
	Series A	A2/AA-/A+	911,580
	New Albany, Indiana Development
	Authority
500,000	4.250%, 02/01/22	NR/A+/NR	519,000
	Orange County, Florida Tourist
	Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa3/AA-/AA	1,174,350
	Orem, Utah Special Assessment
940,000	7.750%, 11/01/25	NR/NR/NR*	941,814
	Reedy Creek, Florida Improvement
	District
1,000,000	5.250%, 06/01/29 Series A	Aa3/A+/AA-	1,180,570
	Riverton City, Utah Franchise & Sales
	Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,683,413
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,122,300

11 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Salt Lake City, Utah Local Building
	Authority Lease Revenue
$955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	$1,050,977
	Salt Lake Valley, Utah Fire Service
	District Lease Revenue
500,000	5.000%, 04/01/22	Aa2/NR/AA-	547,485
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,892,731
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,094,360
	Spanish Fork City, Utah Sales Tax
	Revenue Refunding
1,115,000	0.750%, 04/15/18 Series 2014	NR/AA-/NR	1,108,054
	St. Augustine, Florida Capital
	Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	556,295
	St. Lucie County, Florida School Board
	COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	570,065
	Uintah County, Utah Municipal Building
	Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	546,755
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,194,340
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,105,651
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,230,331
	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/31 Series A	Aa2/AAA/AA	1,189,350
	Utah Transit Authority Sales Tax
	Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/A+	5,700,100
5,000,000	5.000%, 06/15/37 Series A	A1/A+/A+	5,655,750
	Washington County/St. George
	Interlocal Agency, Utah Lease
	Revenue Refunding
650,000	0.500%, 12/01/15 Series A	A1/A+/NR	650,286
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,359,677
	Weber County, Utah Special
	Assessment Summit Mountain Area
1,595,000	5.500%, 01/15/28	NR/AA-/NR	1,861,844
4,120,000	5.750%, 01/15/33	NR/AA-/NR	4,829,176

12 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	West Valley City, Utah Municipal
	Building Authority Lease Revenue
	Refunding
$1,645,000	4.500%, 08/01/22 Series A NPFG/
	FGIC Insured	A3/AA-/A+	$1,693,939
	West Valley City, Utah Sales Tax
	Revenue Capital Appreciation Bonds,
	Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,469,580
	Total Local Public Property		61,432,500

	State Agency (1.8%)
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
1,000,000	5.500%, 10/15/30 Series A AGMC
	Insured	A2/AA/NR	1,184,710
1,475,000	5.250%, 10/15/33 Series A AGMC
	Insured	A2/AA/NR	1,695,321
	Utah State Building Ownership
	Authority Lease Revenue Refunding
	State Facilities Master Lease Program
465,000	5.000%, 05/15/21 (pre-refunded)	Aa1/AA+/NR	478,829
510,000	5.000%, 05/15/23 (pre-refunded)	Aa1/AA+/NR	525,167
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,218,540
1,575,000	5.000%, 05/15/26 (pre-refunded)	Aa1/AA+/NR	1,803,312
	Total State Agency		6,905,879

	Tax Revenue (2.3%)
	Bountiful City, Utah Sales Tax Refunding
	Bond
432,000	4.000%, 06/01/17	NR/AA/NR	446,221
	Brigham, Utah Special Assessment
	Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,303,225
508,000	5.500%, 08/01/29	A1/NR/NR	584,424
	Henderson, Nevada Local Improvement
	District
210,000	5.000%, 03/01/16	NR/NR/NR*	210,250
	Jordanelle, Utah Special Service District
196,000	5.100%, 11/15/15	NR/NR/NR*	196,143
206,000	5.200%, 11/15/16	NR/NR/NR*	206,076

13 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Tax Revenue (continued)
	Jordanelle, Utah Special Service District
	(continued)
$216,000	5.300%, 11/15/17	NR/NR/NR*	$216,089
228,000	5.400%, 11/15/18	NR/NR/NR*	228,057
240,000	5.500%, 11/15/19	NR/NR/NR*	240,017
253,000	5.600%, 11/15/20	NR/NR/NR*	252,760
268,000	5.700%, 11/15/21	NR/NR/NR*	266,346
283,000	5.800%, 11/15/22	NR/NR/NR*	279,581
299,000	6.000%, 11/15/23	NR/NR/NR*	295,959
	Mesquite, Nevada New Special
	Improvement District
105,000	5.250%, 08/01/17	NR/NR/NR*	103,562
230,000	5.350%, 08/01/19	NR/NR/NR*	219,657
95,000	5.400%, 08/01/20	NR/NR/NR*	89,450
355,000	5.500%, 08/01/25	NR/NR/NR*	316,198
	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured
	(pre-refunded)	A2/AA/NR	462,351
	Riverton City, Utah Franchise & Sales
	Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	801,307
	Springville, Utah Special Assessment
	Revenue
76,000	5.500%, 01/15/17	NR/NR/NR*	76,017
81,000	5.650%, 01/15/18	NR/NR/NR*	81,004
85,000	5.800%, 01/15/19	NR/NR/NR*	84,994
73,000	5.900%, 01/15/20	NR/NR/NR*	72,585
	West Valley City, Utah Redevelopment
	Agency
320,000	5.000%, 03/01/22	NR/A-/NR	320,835
350,000	5.000%, 03/01/23	NR/A-/NR	350,910
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,002,560
	Total Tax Revenue		8,706,578

	Transportation (8.7%)
	Central Puget Sound, Washington
	Regional Transit Authority Sales & Use
	Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa2/AAA/NR	1,195,780

14 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Dallas, Texas Area Rapid Transit Sales
	Tax Revenue Refunding Senior Lien
$1,435,000	5.000%, 12/01/36 AMBAC Insured
	(pre-refunded)	Aa2/NR/NR	$1,511,356
	Miami-Dade County, Florida Transit
	System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA-	1,140,560
	North Texas Turnpike Authority Revenue
4,070,000	6.100%, 01/01/28	A1/A/NR	4,691,774
	Texas State Transportation Commission
	Highway Improvement
1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	1,183,430
	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A
	(pre-refunded)	Aa2/AAA/NR	2,224,580
1,000,000	5.000%, 06/15/28 Series A
	(pre-refunded)	Aa2/AAA/NR	1,112,290
6,920,000	5.000%, 06/15/36 AGMC Insured
	Series A (pre-refunded)	Aa2/AAA/NR	7,697,047
2,000,000	5.000%, 06/15/38 Series A	Aa2/AAA/AA	2,317,820
	Utah Transit Authority Sales Tax Revenue
	Capital Appreciation Refunding
2,000,000	zero coupon, 06/15/29 NPFG Insured
	Series A (pre-refunded)	A1/AA-/NR	1,089,240
	Utah Transit Authority Sales Tax
	Revenue Refunding
5,185,000	zero coupon, 06/15/23 Series A NPFG
	Insured (pre-refunded)	A1/AA-/NR	3,824,560
1,000,000	5.000%, 06/15/32	A1/A+/A+	1,114,660
	Utah Transit Authority Sales Tax &
	Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	247,707
	Washoe County, Nevada Highway
	Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,131,570
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,097,290
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,088,190
	Total Transportation		32,667,854

15 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (13.4%)
	Clark County, Washington Public Utility
	District No. 001 Electric Revenue
	Refunding
$880,000	5.000%, 01/01/30	A1/A/A+	$1,010,337
	Clark County, Washington Public Utility
	District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A/A+	1,125,220
	Consolidated Wyoming Municipalities
	Electric Facilities Improvement Lease,
	Gillette
1,000,000	5.000%, 06/01/31	A2/A+/NR	1,130,260
	Cowlitz County, Washington Public
	Utility District No. 001
560,000	4.500%, 09/01/26 NPFG Insured
	(pre-refunded)	A1/NR/NR	581,515
90,000	4.500%, 09/01/26 NPFG Insured
	(unrefunded balance)	A1/NR/NR	92,840
	Douglas County, Washington Public
	Utility District No. 001 Electric
	Distribution System
635,000	0.050%, 12/01/15	Aa3/AA/NR	634,930
	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured
	(pre-refunded)	NR/AA/NR	387,423
	Energy Northwest, Washington Wind
	Project
1,000,000	4.500%, 07/01/30 Series A AMBAC
	Insured (pre-refunded)	A2/A/NR	1,030,970
	Florida State Governmental Utility
	Authority Refunding Revenue Bonds
	(Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC
	Insured	A2/AA/NR	558,640
	Jacksonville Electric Authority, Florida
	Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	539,270
	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29 (unrefunded balance)	A2/A/A	1,647,061
60,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	69,113

16 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (continued)
	Lower Colorado River Authority, Texas
	(continued)
$5,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	$5,740
1,000,000	5.000%, 05/15/36 Series A
	(unrefunded balance)	A2/A/A	1,110,860
	Lower Colorado River Authority, Texas
	Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,146,100
	Miami-Dade County, Florida Water and
	Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,202,130
	North Slope Borough, Alaska Service
	Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/A-/NR	1,154,430
1,000,000	5.250%, 06/30/28	NR/A-/NR	1,146,430
1,000,000	5.250%, 06/30/34	NR/A-/NR	1,112,900
	Okaloosa County, Florida Water and
	Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA-	1,165,940
	San Antonio, Texas Electric & Gas
	Revenue System
1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	1,080,040
	San Jacinto, Texas River Authority
	Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,133,540
	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	1,006,558
	Sarasota, Florida Utility System
	Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,711,895
	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	4,049,587
	Southeast Alaska Power Agency Electric
	Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A-/NR	1,332,103
	Tacoma, Washington Solid Waste Utility
	Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee,
	Inc. Insured	A1/AA/AA-	1,051,660

17 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (continued)
	Tallahassee, Florida Consolidated
	Utility System
$2,910,000	5.000%, 10/01/37	Aa1/AA+/AA+	$3,113,002
	Utah Associated Municipal Power
	System Revenue, Horse Butte Wind
	Project
1,005,000	5.000%, 09/01/32 Series A	NR/A-/A-	1,114,947
	Utah Associated Municipal Power
	System Revenue Refunding, Payson
	Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,305,340
1,000,000	5.000%, 04/01/25	NR/A-/A	1,151,460
6,375,000	5.000%, 04/01/26	NR/A-/A	7,329,019
	Utah Associated Municipal Power
	System Revenue, Veyo Heat
	Recovery Project
795,000	5.000%, 03/01/30	NR/A-/A	893,230
905,000	5.000%, 03/01/32	NR/A-/A	1,007,591
745,000	5.000%, 03/01/34	NR/A-/A	823,188
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,110,090
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,816,048
	Weber Basin, Utah Water Conservancy
	District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	970,431
	Wyoming Municipal Power Agency
	Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	785,160
	Total Utility		50,636,998

	Water and Sewer (11.1%)
	Cape Coral, Florida Water & Sewer
	Revenue
1,000,000	5.000%, 10/01/36 AGMC-AMBAC
	Insured	A1/AA/A	1,035,730
	Central Utah Water Conservancy
	District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA+/AA	1,268,100

18 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Central Weber, Utah Sewer
	Improvement District Revenue
	Refunding
$1,000,000	5.000%, 03/01/28 Series A AGMC
	Insured	NR/AA/AA	$1,124,990
4,000,000	5.000%, 03/01/33 Series A AGMC
	Insured	NR/AA/AA	4,449,960
	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA/NR	1,129,350
	Jordan Valley, Utah Water Conservancy
	District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,804,360
	King County, Washington Sewer
	Revenue
660,000	5.000%, 01/01/33 AGMC Insured
	(pre-refunded)	Aa2/AA+/NR	710,873
	Laredo, Texas Waterworks Sewer
	System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,666,224
	Miami-Dade County, Florida Water and
	Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/A+	1,705,770
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,143,540
	Mountain Regional Water Special
	Service District, Utah Water Revenue
	Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,389,220
	Ogden City, Utah Sewer & Water
	Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,330,369
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	785,257
	Ogden City, Utah Storm Drain Revenue
	Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	581,990
	Orem, Utah Water & Storm Sewer
	Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,108,420
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,391,150

19 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Pleasant Grove City, Utah Water
	Revenue
$450,000	4.300%, 12/01/20 NPFG Insured
	(pre-refunded)	A3/AA-/NR	$470,317
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,118,750
1,370,000	5.000%, 12/01/31 Series B NPFG
	Insured (pre-refunded)	A3/AA-/NR	1,442,898
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue,
	Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	728,370
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,123,110
	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,032,849
	Tampa Bay, Florida Regional Water
	Refunding & Improvement
885,000	4.750%, 10/01/33 NPFG Insured
	(pre-refunded)	Aa1/AA+/AA+	922,958
	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,566,796
	Utah Water Finance Agency Revenue
1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	1,746,677
	White City, Utah Water Improvement
	District Revenue
500,000	5.000%, 02/01/23 AGMC Insured
	(pre-refunded)	A2/NR/NR	530,160
700,000	5.000%, 02/01/25 AGMC Insured
	(pre-refunded)	A2/NR/NR	742,224
840,000	5.000%, 02/01/27 AGMC Insured
	(pre-refunded)	A2/NR/NR	890,669
	Total Water and Sewer		41,941,081
	Total Revenue Bonds		310,443,389

	Total Investments (cost $354,056,802
	- note 4)	98.3%	371,076,316
	Other assets less liabilities	1.7	6,348,044
	Net Assets	100.0%	$377,424,360

20 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P and Fitch	7.1%
Pre-Refunded bonds††/ ETM bonds	14.2
Aa of Moody’s or AA of S&P and Fitch	48.3
A of Moody’s or S&P and Fitch	24.4
BBB of S&P	2.5
BB+ of S&P	0.6
Not Rated*	2.9
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
IHC - Intermountain Health Care
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF - Permanent School Fund

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Note: 144A – Private placement subject to SEC Rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†	Calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

21 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2015 (unaudited)

ASSETS
Investments at value (cost $354,056,802)	$371,076,316
Cash	2,067,637
Interest receivable	5,220,343
Receivable for Fund shares sold	470,243
Other assets	29, 351
Total assets	378,863,890
LIABILITIES
Payable for Fund shares redeemed	815,905
Dividends payable	348,764
Management fee payable	147,791
Accrued expenses payable	127,070
Total liabilities	1,439,530
NET ASSETS	$377,424,360
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01per share	$362,033
Additional paid-in capital	359,464,697
Net unrealized appreciation on investments (note 4)	17,019,514
Accumulated net realized gain on investments	349,419
Undistributed net investment income	228,697
	$377,424,360
CLASS
Net Assets	$208,292,869
Capital shares outstanding	19,992,647
Net asset value and redemption price per share	$10.42
Maximum offering price per share (100/96 of $10.42)	$10.85
CLASS C
Net Assets	$75,333,406
Capital shares outstanding	7,234,353
Net asset value and offering price per share	$10.41
Redemption price per share (*a charge of 1% is imposed .
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.41	*
CLASS Y
Net Assets	$93,798,085
Capital shares outstanding	8,976,277
Net asset value, offering and redemption price per share	$10.45

See accompanying notes to financial statements.

22 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2015 (unaudited)

Investment Income:

Interest income		$7,059,192
Other income		28,678
		7,087,870

Expenses:

Management fee (note 3)	$950,889
Distribution and service fees (note 3)	600,913
Transfer and shareholder servicing agent fees .	108,652
Trustees’ fees and expenses (note 7)	67,591
Legal fees	53,510
Shareholders’ reports	16,275
Fund accounting fees	15,960
Custodian fees (note 6)	14,339
Registration fees and dues	12,478
Auditing and tax fees	11,292
Insurance	9,564
Chief compliance officer services (note 3)	2,782
Miscellaneous	22,033
Total expenses	1,886,278

Management fee waived (note 3)	(67,948)
Expenses paid indirectly (note 6)	(277)
Net expenses		1,818,053
Net investment income		5,269,817

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	123,826
Change in unrealized appreciation on
investments	(3,212,431)

Net realized and unrealized gain (loss) on
investments		(3,088,605)
Net change in net assets resulting from operations		$2,181,212

See accompanying notes to financial statements.

23 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(unaudited)	March 31, 2015
OPERATIONS:
Net investment income	$5,269,817	$11,040,195
Net realized gain (loss) from
securities transactions	123,826	223,099
Change in unrealized appreciation
on investments	(3,212,431)	13,945,495
Change in net assets from
operations	2,181,212	25,208,789

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(2,960,074)	(6,363,486)
Net realized gain on investments	—	(152,947)

Class C Shares:
Net investment income	(821,363)	(1,856,803)
Net realized gain on investments	—	(59,480)

Class Y Shares:
Net investment income	(1,461,652)	(2,777,673)
Net realized gain on investments	—	(66,932)
Change in net assets from
distributions	(5,243,089)	(11,277,321)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	37,747,157	74,617,712
Reinvested dividends and
distributions	4,048,055	8,766,461
Cost of shares redeemed	(47,433,432)	(67,089,108)
Change in net assets from
capital share transactions	(5,638,220)	16,295,065

Change in net assets	(8,700,097)	30,226, 533

NET ASSETS:
Beginning of period	386,124,457	355,897,924

End of period*	$377,424,360	$386,124,457

*Includes undistributed net investment income of:	$228,697	$201,969

See accompanying notes to financial statements.

24 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015 (unaudited)

1. Organization

     Aquila Tax-Free Fund For Utah (the “Fund”), a series of Aquila Municipal Trust (from inception until the close of business on October 11, 2013, the Fund operated under the name Tax-Free Fund For Utah), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

25 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	371,076,316
Level 3 – Significant Unobservable Inputs	—
Total	$371,076,316

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. In connection with certain bonds, fee income is recognized by the Fund on a daily basis over the life of the bonds.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2012–2014) or expected to be taken in the Fund’s 2015 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

26 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2015, the Fund decreased undistributed net investment income by $3,541, increased additional paid-in capital by $792 and increased net realized gain on investments by $2,749. These reclassifications had no effect on net assets or net asset value per share.

i)
The Fund is an Investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.84% for a Class A Shares, 1.64% for Class C Shares, 0.99% for Class I Shares and 0.64% for Class Y Shares through September 30, 2015 and 0.84% for Class A Shares, 1.64% for Class C Shares, 0.96% for Class I Shares and 0.63% for Class Y Shares through September 30, 2016. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2015, the Fund incurred management fees of $950,889 of which $67,948 was waived.

27 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2015, distribution fees on Class A Shares amounted to $206,310, of which the Distributor retained $7,558.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares. For the six months ended September 30, 2015, these payments amounted to $295,952. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2015, amounted to $98,651. The total of these payments with respect to Class C Shares amounted to $394,603, of which the Distributor retained $94,027.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2015, total commissions on sales of Class A Shares amounted to $124,211, of which the Distributor received $12,324.

28 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended September 30, 2015, purchases of securities and proceeds from the sales of securities aggregated $36,202,837 and $42,521,191, respectively.

     At September 30, 2015, the aggregate tax cost for all securities was $353,829,443. At September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $18,005,053 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $758,180, for a net unrealized appreciation of $17,246,873.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At September 30, 2015, the Fund had 60% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Expenses

The Fund had negotiated an expense offset arrangement with JPMorgan Chase Bank N.A., which served as its custodian until November 2, 2015. Under these arrangements, it received credit toward the reduction of custodian fees and other Fund expenses whenever there were uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset, if any, and the net expenses. Effective November 2, 2015, the Fund no longer receives credits toward the reduction of custody fees from the Fund’s new custodian.

7. Trustees’ Fees and Expenses

     At September 30, 2015 there were 11 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2015 was $58,029. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2015, such meeting-related expenses amounted to $9,562.

29 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

8. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(unaudited)		March 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,780,732	$18,494,620	2,178,526	$22,632,860
Reinvested distributions	226,766	2,356,668	490,067	5,088,494
Cost of shares redeemed	(1,583,974)	(16,437,824)	(3,249,783)	(33,659,897)
Net change	423,524	4,413,464	(581,190)	(5,938,543)
Class C Shares:
Proceeds from shares sold	839,442	8,720,158	1,309,255	13,594,718
Reinvested distributions	65,412	678,985	144,790	1,502,670
Cost of shares redeemed	(1,352,632)	(14,029,779)	(1,833,313)	(18,953,242)
Net change	(447,778)	(4,630,636)	(379,268)	(3,855,854)
Class Y Shares:
Proceeds from shares sold	1,010,072	10,532,379	3,680,229	38,390,134
Reinvested distributions	97,177	1,012,402	208,481	2,175,297
Cost of shares redeemed	(1,626,541)	(16,965,829)	(1,390,637)	(14,475,969)
Net change	(519,292)	(5,421,048)	2,498,073	26,089,462
Total transactions in Fund
shares	(543,546)	$(5,638,220)	1,537,615	$16,295,065)

30 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2015	March 31, 2014
Net tax-exempt income	$10,981,022	$12,391,442
Ordinary Income	16,940	419,559
Capital Gains	279,359	505,374
	$11,277,321	$13,316,375

     As of March 31, 2015, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$159,625
Accumulated net realized gain	225,593
Unrealized appreciation	20,433,914
Other temporary differences	(159,625)
$20,659,507

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid and market discount.

31 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15(unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.50		$10.10	$10.37		$10.27		$9.74	$9.80	$9.35
Income (loss) from investment operations:
Net investment income(1)	0.15		0.33	0.33		0.26		0.38	0.42	0.43
Net gain (loss) on securities (both
realized and unrealized)	(0.08)		0.40	(0.24)		0.10		0.53	(0.05)	0.47
Total from investment operations	0.07		0.73	0.09		0.36		0.91	0.37	0.90
Less distributions (note 10):
Dividends from net investment income	(0.15)		(0.32)	(0.33)		(0.26)		(0.38)	(0.43)	(0.45)
Distributions from capital gains	–		(0.01)	(0.03)		–		–	–	–
Total distributions	(0.15)		(0.33)	(0.36)		(0.26)		(0.38)	(0.43)	(0.45)
Net asset value, end of period	$10.42		$10.50	$10.10		$10.37		$10.27	$9.74	$9.80
Total return(not reflecting sales charge)	0.67	%(2)	7.34%	0.96%		3.48	%(2)	9.49%	3.87%	9.74%
Ratios/supplemental data
Net assets, end of period (in millions)	$208		$205	$204		$257		$255	$212	$232
Ratio of expenses to average net assets	0.84	%(3)	0.84%	0.83%		0.83	%(3)	0.83%	0.83%	0.80%
Ratio of net investment income to
average net assets	2.89	%(3)	3.14%	3.33%		3.28	%(3)	3.79%	4.31%	4.43%
Portfolio turnover rate	10	%(2)	16%	12%		20	%(2)	17%	25%	9%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.88	%(3)	0.91%	0.91	%(4)	0.88	%(3)	0.88%	0.87%	0.87%
Ratio of net investment income to
average net assets	2.85	%(3)	3.07%	3.26	%(4)	3.23	%(3)	3.74%	4.28%	4.37%

Expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.84	%(3)	0.84%	0.83%		0.83	%(3)	0.83%	0.83%	0.80%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.86% and 3.31%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

32 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15(unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.50		$10.10	$10.37		$10.27		$9.74	$9.79	$9.34
Income (loss) from investment operations:
Net investment income(1)	0.11		0.24	0.25		0.19		0.30	0.34	0.35
Net gain (loss) on securities (both
realized and unrealized)	(0.09)		0.41	(0.24)		0.11		0.53	(0.04)	0.47
Total from investment operations	0.02		0.65	0.01		0.30		0.83	0.30	0.82
Less distributions (note 10):
Dividends from net investment income	(0.11)		(0.24)	(0.25)		(0.20)		(0.30)	(0.35)	(0.37)
Distributions from capital gains	–		(0.01)	(0.03)		–		–	–	–
Total distributions	(0.11)		(0.25)	(0.28)		(0.20)		(0.30)	(0.35)	(0.37)
Net asset value, end of period	$10.41		$10.50	$10.10		$10.37		$10.27	$9.74	$9.79
Total return(not reflecting CDSC)	0.18	%(2)	6.49%	0.15%		2.86	%(2)	8.62%	3.15%	8.87%
Ratios/supplemental data
Net assets, end of period (in millions)	$75		$81	$81		$106		$96	$83	$89
Ratio of expenses to average net assets	1.64	%(3)	1.63%	1.63%		1.63	%(3)	1.63%	1.63%	1.60%
Ratio of net investment income to
average net assets	2.08	%(3)	2.34%	2.53%		2.47	%(3)	2.98%	3.51%	3.60%
Portfolio turnover rate	10	%(2)	16%	12%		20	%(2)	17%	25%	9%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.67	%(3)	1.71%	1.70	%(4)	1.67	%(3)	1.68%	1.67%	1.66%
Ratio of net investment income to
average net assets	2.05	%(3)	2.27%	2.46	%(4)	2.42	%(3)	2.93%	3.48%	3.54%

Expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.64	%(3)	1.63%	1.63%		1.63	%(3)	1.63%	1.63%	1.60%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.66% and 2.50%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

33 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15 (unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.53		$10.13	$10.41		$10.30		$9.77	$9.83	$9.38
Income (loss) from investment operations:
Net investment income(1)	0.16		0.35	0.36		0.27		0.40	0.44	0.45
Net gain (loss) on securities (both
realized and unrealized)	(0.08)		0.40	(0.26)		0.11		0.53	(0.05)	0.47
Total from investment operations	0.08		0.75	0.10		0.38		0.93	0.39	0.92
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.34)	(0.35)		(0.27)		(0.40)	(0.45)	(0.47)
Distributions from capital gains	–		(0.01)	(0.03)		–		–	–	–
Total distributions	(0.16)		(0.35)	(0.38)		(0.27)		(0.40)	(0.45)	(0.47)
Net asset value, end of period	$10.45		$10.53	$10.13		$10.41		$10.30	$9.77	$9.83
Total return	0.78	%(2)	7.54%	1.07%		3.83	%(2)	9.69%	4.08%	9.94%
Ratios/supplemental data
Net assets, end of period (in millions)	$94		$100	$71		$88		$76	$56	$59
Ratio of expenses to average net assets	0.64	%(3)	0.63%	0.63%		0.63	%(3)	0.63%	0.63%	0.60%
Ratio of net investment income to
average net assets	3.09	%(3)	3.33%	3.53%		3.47	%(3)	3.98%	4.51%	4.64%
Portfolio turnover rate	10	%(2)	16%	12%		20	%(2)	17%	25%	9%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.68	%(3)	0.70%	0.70	%(4)	0.68	%(3)	0.68%	0.67%	0.67%
Ratio of net investment income to
average net assets	3.05	%(3)	3.26%	3.46	%(4)	3.43	%(3)	3.93%	4.47%	4.57%

Expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.64	%(3)	0.63%	0.63%		0.63	%(3)	0.63%	0.63%	0.60%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.50%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

34 | Aquila Tax-Free Fund For Utah

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2015. The independent Trustees met telephonically on September 14, 2015 and in person on September 20, 2015 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 20, 2015, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2016. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. James Thompson and Mr. Todd Curtis as co-portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the co-portfolio managers. They considered that Mr. Thompson is based in Salt Lake City, Utah and that he has a comprehensive understanding regarding the economy of the State of Utah and the securities in which the Fund invests, including non-rated securities and those securities with less than the highest ratings from the rating agencies.

35 | Aquila Tax-Free Fund For Utah

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (five municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance, in each case for the one, three, five and ten year periods ended June 30, 2015. They also considered that the Fund’s average annual total return was higher than the average annual total return of the benchmark index for each of those periods. The Trustees further considered that, as reflected in the Consultant’s Report, the Fund delivered above-average results on a risk-adjusted basis for the three and five year periods ended June 30, 2015 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance. The Trustees noted that the Fund was the only Utah state-specific tax-free municipal bond fund in the State. The Trustees also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

36 | Aquila Tax-Free Fund For Utah

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was slightly lower than the average and median contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and up to $1 billion in assets, but generally higher than the asset-weighted average contractual advisory fee of funds in the Product Category for Expenses at asset levels in excess of $1 billion. They also noted that the Fund’s expenses were less than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group.

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees considered that the Manager was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses would not exceed 0.84% for Class A Shares, 1.64% for Class C Shares, 0.96% for Class I Shares and 0.63% for Class Y Shares for the period through September 30, 2016. The Manager may not terminate these arrangements without the approval of the Trustees. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive. The Trustees concluded that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

37 | Aquila Tax-Free Fund For Utah

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees, after fee waivers, are comparable to those of its peers, including those funds with breakpoints in the advisory fee schedule. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

38 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2015 and held for the six months ended September 30, 2015.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2015

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	0.67%	$1,000.00	$1,006.70	$4.23
Class C	0.18%	$1,000.00	$1,001.80	$8.23
Class Y	0.78%	$1,000.00	$1,007.80	$3.22

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.84%, 1.64% and 0.64% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

39 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2015

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.86	$4.26
Class C	5.00%	$1,000.00	$1,016.85	$8.29
Class Y	5.00%	$1,000.00	$1,021.86	$3.24

(1)
Expenses are equal to the annualized expense ratio of 0.84%, 1.64% and 0.64% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

40 | Aquila Tax-Free Fund For Utah

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2015, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2015, $10,981,022 of dividends paid by Aquila Tax-Free Fund For Utah, constituting 97.4% of total dividends paid, were exempt-interest dividends; $279,359 of dividends paid by the Fund constituting 2.5% of total dividends paid were capital gains distributions; and the balance was ordinary income.

     Prior to February 15, 2016, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2015 calendar year.

41 | Aquila Tax-Free Fund For Utah

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Founders
     Lacy B. Herrmann (1929-2012)
 Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
 New York, New York 10036

Board of Trustees
     John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
 Thomas A. Christopher
 Gary C. Cornia
 Grady Gammage, Jr.
     Lyle W. Hillyard
 Glenn P. O’Flaherty
 John J. Partridge
 James R. Ramsey
 Laureen L. White

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
 and Secretary
 Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Vice President
 and Co-Portfolio Manager
 James T. Thompson, Vice President
 and Co-Portfolio Manager
M. Kayleen Willis, Vice President
 Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
 New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
 4400 Computer Drive
 Westborough, Massachusetts 01581

Custodian
     BNY MELLON
 225 Liberty Street
New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2015

Aquila Tax-Free Trust of Arizona Serving Arizona investors since 1986

November, 2015

Dear Fellow Shareholder:

As you are no doubt aware, the Federal Funds rate (a key short term interest rate between commercial banks, which influences borrowing costs throughout the economy) has been held close to zero since 2008.

With no change in this rate in seven years, the relationship between interest rates and the share value of fixed-income securities, such as those in which the bond funds in the Aquila Group of Funds invest, has attracted limited attention.

Now that it seems probable that interest rates may slowly start to climb, we thought it was a good time to revisit this topic. Management of the Aquila Group of Funds well recognizes that it is much easier to accept variations with your investment when you understand the forces influencing them.

Simply put, interest rates and the share prices of the bond funds in the Aquila Group of Funds are inversely related. When interest rates increase, the share value of your Fund will generally decrease. And, conversely, when interest rates decrease, the share value will generally increase.

Why is this the case?

When a bond is issued, it has a fixed face value and coupon rate (that is usually close to prevailing marketplace interest rates). For example, a $1,000 bond with a 5% coupon rate will pay interest of $50 per year and, at maturity, will repay the bondholder the $1,000 face value. The promise to pay $1,000 at maturity and the $50 per year interest payment doesn’t change. What does change is the bond’s market price.

If interest rates on similar bonds rise to 6%, our example above may no longer be attractive.

     For the 5% bond to be attractive, its market price must fall below its $1,000 face value until the $50 per year represents a yield closer to 6%. Conversely, if prevailing interest rates decrease to 4%, people may be willing to pay more than the bond’s $1,000 face value in order to receive the $50 per year interest payments.

Simply put, bond prices fluctuate so that their yield reflects prevailing interest rates in the marketplace.

While we cannot control the direction in which interest rates will move, or the resulting e ect such changes will have on your Fund’s share price, we do take steps which are designed to minimize (to the extent possible) the volatility of such movement.

NOT A PART OF THE SEMI-ANNUAL REPORT

We firmly believe that credit quality has an impact on stability. Each of the funds in the Aquila Group of Funds intentionally limits, by prospectus, its investments (at the time of purchase) to Investment Grade bonds - that is to say, bonds that are rated in one of the four highest credit ratings assigned by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable credit quality by the Adviser/Sub-Adviser (as applicable). Investment Grade credit ratings are one of several factors the Adviser/ Sub-Adviser (as applicable) considers in identifying those municipal issues which are most likely to pay interest when due and to return principal at maturity.

Another technique we use in the construction of the overall portfolio in an effort to achieve a stable share price is the laddering of bond maturities. Generally, bonds with short-term maturities tend to have relatively less price fluctuation, and provide a lower yield. Conversely, bonds with long-term maturities may provide a higher yield, and have higher price volatility. This higher price volatility reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

Through utilizing a blend of maturities – both short-term and long-term – your Fund attempts to provide as high a level of current income as is consistent with the preservation of capital. We believe these portfolio management construction techniques are reasonably designed to manage, to the extent possible, share price variations – gaining both a degree of stability from the shorter-term maturities and higher yields from the longer-term maturities.

With more than 30 years of experience utilizing these techniques, with the Aquila Group of Funds, we believe that we have developed a process that helps to mitigate some of the volatility that will inevitably occur in the bond markets with changes in interest rates.

Diana P. Herrmann, Vice Chair and President

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULESCHEDULE OF INVESTMENTS(continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (22.6%)	and Fitch	Value

	Buckeye Jackrabbit Trail Sanitary Sewer
	Improvement District
$1,406,000	6.250%, 01/01/29	NR/A-/NR	$1,642,025
	Buckeye Union High School District
	No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,142,350
	Chandler, Arizona
1,500,000	4.000%, 07/01/25	Aaa/AAA/AAA	1,718,685
	Coconino & Yavapai Counties Joint
	Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28 (pre-refunded)	Aa2/A+/NR	1,159,750
	Flagstaff Improvement District (Aspen
	Place Sawmill)
360,000	5.000%, 01/01/32	Aa3/NR/NR	360,522
	Gila Co. Unified School District No. 10
	(Payson)
400,000	5.250%, 07/01/27 AMBAC Insured
	(pre-refunded)	Aa3/NR/NR	432,560
1,000,000	5.750%, 07/01/28 (pre-refunded)	Aa3/NR/NR	1,134,410
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,180,500
	Gilbert Improvement District No. 19
235,000	5.200%, 01/01/23	Aa1/A+/NR	235,564
	Gilbert Improvement District No. 20
635,000	5.100%, 01/01/29	Aa1/A+/NR	714,839
	Glendale Union High School District
	No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	612,391
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,124,440
	Goodyear McDowell Road Commercial
	Corridor Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	3,144,330
	Maricopa Co. Elementary School
	District No. 3 (Tempe)
250,000	4.000%, 07/01/25	Aa2/NR/NR	287,358
	Maricopa Co. Elementary School
	District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	976,792

1 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Maricopa Co. Elementary School
	District No. 28 (Kyrene Elementary)
$250,000	5.500%, 07/01/30	Aa1/AA/NR	$295,898
350,000	5.000%, 07/01/34	Aa1/AA/NR	405,199
	Maricopa Co. High School District
	No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/NR	555,320
	Maricopa Co. Unified School District
	No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	A2/AA-/NR	1,661,265
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	731,430
	Maricopa Co. Unified School District
	No. 24 (Gila Bend)
355,000	5.500%, 07/01/22	NR/NR/NR*	358,120
	Maricopa Co. Unified School District
	No. 48 (Scottsdale)
500,000	4.000%, 07/01/16	Aa1/AA/NR	513,755
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,700,790
	Maricopa Co. Unified School District
	No. 60 (Higley)
1,615,000	5.000%, 07/01/29	A1/A+/NR	1,885,932
	Maricopa Co. Unified School District
	No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AA	1,117,510
	Maricopa Co. Unified School District
	No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	A3/AA-/NR	2,632,707
1,300,000	5.000%, 07/01/25 Syncora Guarantee,
	Inc. Insured (pre-refunded)	NR/A+/NR	1,345,552
1,500,000	6.000%, 07/01/28 (pre-refunded)	NR/A+/NR	1,709,550
500,000	4.000%, 07/01/28	NR/A+/AA-	538,170
	Maricopa Co. Unified School District
	No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,497,847
	Maricopa Co. Unified School District
	No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured
	(pre-refunded)	Aa3/NR/NR	557,060

2 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Mohave Co. Unified School District
	No. 20 (Kingman)
$1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA/NR	$1,303,157
	Navajo Co. Unified School District
	No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,357,288
	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AA+/NR	1,361,681
	Pima Co. Unified School District No. 1
	(Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA/NR	1,646,280
	Pima Co. Unified School District No. 6
	(Marana)
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,121,390
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,446,450
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,077,670
	Pima Co. Unified School District No. 8
	(Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,148,420
	Pima Co. Unified School District No. 10
	(Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	805,924
	Pima Co. Unified School District No. 12
	(Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,102,731
	Pinal Co. Elementary School District
	No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	974,099
	Pinal Co. High School District No. 82
	(Casa Grande)
640,000	5.000%, 07/01/24 (pre-refunded)	NR/A+/NR	712,115
	Pinal Co. Unified School District No. 1
	(Florence)
1,500,000	5.000%, 07/01/27 NPFG/FGIC Insured
	(pre-refunded)	A3/AA-/NR	1,615,620
	Queen Creek Improvement District
	No. 1
1,500,000	5.000%, 01/01/26	A3/A-/A-	1,507,335
1,500,000	5.000%, 01/01/32	A3/A-/A-	1,505,640

3 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Scottsdale, Arizona
$200,000	4.000%, 07/01/28	Aaa/AAA/AAA	$225,046
	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,481,241
1,000,000	4.500%, 07/01/24 (pre-refunded)	Aa1/AAA/AAA	1,069,340
1,000,000	4.000%, 07/01/24	Aa1/AAA/AAA	1,149,230
	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	682,188
	Tempe Improvement District
	(Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,161,800
	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/NR/NR	866,544
	Western Maricopa Education Center
	District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,277,160
	Yavapai Co. Elementary School District
	No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	816,070
	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AA-	1,063,000
	Total General Obligation Bonds		63,850,040

	Revenue Bonds (74.9%)

	Airport (2.7%)
	Phoenix Civic Improvement Corp.
	Airport Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,110,500
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,107,350
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,007,206
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,124,990
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,303,824
	Total Airport		7,653,870

	Excise Tax (14.1%)
	Buckeye Excise Tax
1,000,000	5.000%, 07/01/43	NR/AA-/AA-	1,114,100
	Casa Grande Excise Tax
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,614,475

4 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Excise Tax (continued)
	Cottonwood Pledged Revenue
	Obligations
$500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	$576,130
	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A2/AA-/NR	554,100
	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa2/AA+/AA+	472,207
	Gilbert Public Facilities Municipal
	Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	972,102
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,429,062
	Glendale Municipal Property Corp.
	Excise Tax
1,000,000	5.000%, 07/01/31	A3/AA/NR	1,075,150
	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,746,345
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,481,178
	Graham Co. Jail District Revenue
	Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,086,680
	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	286,324
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,565,368
	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,254,809
	Phoenix Civic Improvement Corp.
	(Civic Plaza)
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,210,640
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,502,820
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,499,500
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,879,508
	Phoenix Civic Improvement Corp.
	Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,240,520
	Pinal Co. Revenue Obligations
	Refunding
1,755,000	4.000%, 08/01/17	NR/AA/NR	1,862,968
1,500,000	5.000%, 08/01/33	NR/AA-/AA-	1,707,270

5 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Excise Tax (continued)
	Scottsdale Municipal Property Corp.
$3,000,000	4.500%, 07/01/20 AMBAC Insured
	(pre-refunded)	Aa1/AAA/AAA	$3,205,320
1,500,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,759,965
	Scottsdale Municipal Property Corp.
	Water & Sewer Project
2,000,000	5.000%, 07/01/28 (pre-refunded)	Aa1/AAA/AAA	2,231,140
	Show Low Improvement District No. 6
385,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	386,105
	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,071,180
	Tempe Excise Tax
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,095,530
	Total Excise Tax		39,880,496

	Higher Education (7.0%)
	Arizona Board of Regents - Arizona
	State University System
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,147,440
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,137,500
	Arizona Board of Regents - Northern
	Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/FGIC Insured	A1/AA-/NR	1,189,371
575,000	5.000%, 06/01/32	A1/A+/NR	652,223
1,000,000	5.000%, 06/01/36 BAMAC Insured	A1/AA/NR	1,120,220
	Arizona Board of Regents - University
	of Arizona System Speed Stimulus
	Plan for Economic & Educational
	Development
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,706,040
	Arizona Board of Regents (University
	of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	464,208
460,000	5.000%, 06/01/31	Aa2/AA-/NR	519,257
	Arizona State University Speed Stimulus
	Plan for Economic & Educational
	Development
625,000	5.000%, 08/01/34	A1/AA-/NR	706,744

6 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Cochise Co. Community College District
$1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	$2,003,375
	Maricopa Co. Community College
	District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,207,220
500,000	4.750%, 07/01/23	Aaa/AAA/AAA	516,030
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	515,950
	Northern Arizona University Speed
	Stimulus Plan for Economic &
	Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,602,563
	Phoenix Industrial Development
	Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,197,380
	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,138,240
	Yuma/ La Paz Counties Community
	College District (Arizona Western
	College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,081,130
	Total Higher Education		19,904,891

	Hospital (15.0%)
	Arizona Health Facilities Authority
	(Banner Health)
300,000	5.125%, 01/01/29	NR/AA-/AA-	321,990
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,333,523
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	1,092,740
2,500,000	5.000%, 01/01/44	NR/AA-/AA-	2,753,100
	Arizona Health Facilities Authority
	(Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,664,730
2,000,000	5.250%, 03/01/39	A3/A/A	2,182,260
	Arizona Health Facilities Authority
	(Phoenix Children’s Hospital)
2,950,000	5.000%, 02/01/34	NR/BBB+/NR	3,155,703
	Arizona Health Facilities Authority
	(Samaritan Health)
385,000	5.625%, 12/01/15 NPFG Insured ETM	NR/AA-/NR	388,299

7 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Arizona Health Facilities Authority
	(Scottsdale Lincoln Hospitals)
$3,000,000	5.000%, 12/01/34	A2/NR/A	$3,312,660
1,890,000	5.000%, 12/01/42	A2/NR/A	2,050,196
	Arizona Health Facilities Authority
	(Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,714,395
	Flagstaff Industrial Development
	Authority (Northern Arizona Senior
	Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,985,060
	Glendale Industrial Development
	Authority (John C. Lincoln Hospital)
1,400,000	5.250%, 12/01/22 (pre-refunded)	NR/NR/NR*	1,411,074
	Maricopa Co. Hospital Revenue
	(Sun Health)
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,782,165
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,616,725
	Maricopa Co. Industrial Development
	Authority (Catholic Healthcare
	West - St. Joseph’s Hospital)
3,000,000	5.250%, 07/01/32	A3/A/A	3,180,030
	Scottsdale Industrial Development
	Authority (Scottsdale Healthcare
	System)
1,000,000	5.000%, 09/01/18	A2/NR/A	1,105,460
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	825,120
	University Medical Center Hospital
	Revenue
910,000	6.500%, 07/01/39 (pre-refunded)	NR/NR/NR*	1,089,124
500,000	6.000%, 07/01/39 (pre-refunded)	NR/NR/NR*	623,265
	Yavapai Co. Industrial Development
	Authority (Northern Arizona
	Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	594,395
500,000	5.250%, 10/01/26	NR/AA/NR	591,905
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional Medical
	Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,098,690
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,338,100

8 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Yuma Industrial Development Authority
	(Yuma Regional Medical Center)
$1,635,000	5.000%, 08/01/23	NR/A-/NR	$1,897,254
200,000	5.000%, 08/01/32	NR/A-/NR	221,152
	Total Hospital		42,329,115

	Lease (7.2%)
	Arizona Board of Regents - Northern
	Arizona University COP
600,000	5.000%, 09/01/27	A2/A/NR	681,138
500,000	5.000%, 09/01/28	A2/A/NR	559,625
1,000,000	5.000%, 09/01/29	A2/A/NR	1,108,090
	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured
	(pre-refunded)	Aa3/AA/NR	1,124,580
3,000,000	5.500%, 09/01/23 (pre-refunded)	Aa3/AA-/NR	3,405,990
	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,365,250
	Cave Creek COP
290,000	5.750%, 07/01/19	NR/AA/NR	293,712
	Mohave Co. Industrial Development
	Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,104,370
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,507,779
	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,030,030
	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	575,105
	State of Arizona COP Department
	Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA/NR	1,713,870
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	761,629
	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured
	(pre-refunded)	Aa3/AA/NR	2,203,260
500,000	5.000%, 09/01/27	Aa3/AA-/NR	595,045
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A+/NR	303,918
	Total Lease		20,333,391

9 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Mortgage (3.4%)
	Agua Fria Ranch Community Facilities
	District
$600,000	5.800%, 07/15/30 144A	NR/NR/NR*	$594,072
	Goodyear Community Facilities Utilities
	District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	528,025
	Maricopa Co. Industrial Development
	Authority Multi-Family Mortgage
	Revenue (National Health Project)
690,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	729,337
	Maricopa Co. Industrial Development
	Authority Single Family Mortgage
	Revenue
3,715,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,690,704
	Merrill Ranch Community Facilities
	District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	746,198
	Scottsdale Waterfront Community
	Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	531,002
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	930,205
	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	655,255
	Verrado Community Facilities Utilities
	District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	548,375
	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/A-	604,039
	Total Mortgage		9,557,212

	Pollution Control (2.9%)
	Apache Co. Industrial Development
	Authority, Pollution Control, Tucson
	Electric Power Co.
2,700,000	4.500%, 03/01/30	A3/BBB+/BBB+	2,892,078
	Coconino Co. Pollution Control,
	Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/BBB+/BBB+	2,204,520

10 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Pollution Control (continued)
	Maricopa Co. Pollution Control
	(Southern California Edison Co.)
$1,000,000	5.000%, 06/01/35	Aa3/A/NR	$1,106,880
	Phoenix Industrial Development
	Authority Solid Waste Disposal
	(Vieste Project)
600,000	4.500%, 04/01/33 AMT**	NR/CCC/NR	360,090
	Pima Co. Industrial Development
	Authority, Pollution Control, Tucson
	Electric Power Co.
1,500,000	4.950%, 10/01/20	A3/BBB+/BBB+	1,693,125
	Total Pollution Control		8,256,693

	Transportation (4.6%)
	Arizona State Transportation Board
	Excise Tax Revenue (Maricopa Co.
	Regional Area Road Fund)
500,000	5.000%, 07/01/25	Aa1/AA+/NR	612,960
	Arizona Transportation Board Revenue
1,900,000	5.250%, 07/01/24	Aa2/AA/AA	2,219,960
1,000,000	5.250%, 07/01/24 (pre-refunded)	Aa1/AAA/NR	1,012,350
2,550,000	5.000%, 07/01/28 (pre-refunded)	Aa1/AAA/NR	2,841,006
550,000	5.250%, 07/01/32	Aa2/AA+/NR	640,601
3,000,000	5.000%, 07/01/33	Aa1/AAA/NR	3,495,720
1,500,000	5.000%, 07/01/33 (pre-refunded)	Aa1/AAA/NR	1,671,180
	Pima Co. Regional Transportation
	Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	593,865
	Total Transportation		13,087,642

	Utility (11.2%)
	Arizona Power Authority (Hoover Dam
	Project)
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,669,855
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,327,665
	Arizona Water Infrastructure Finance
	Authority
3,500,000	5.000%, 10/01/28 (pre-refunded)	Aaa/AAA/NR	3,929,975

11 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (continued)
	Greater Arizona Development
	Authority Revenue
$1,090,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	$1,129,545
700,000	5.000%, 08/01/24	NR/A/NR	765,807
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	574,730
1,200,000	5.500%, 08/01/29	A1/A/NR	1,202,220
1,200,000	5.000%, 08/01/29	A1/A/NR	1,337,904
	Mesa Utility System
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,365,818
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	281,970
	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A2/AA/BBB	1,714,740
	Salt River Project Agricultural
	Improvement and Power Revenue
1,000,000	5.000%, 12/01/28	Aa1/AA/NR	1,176,080
2,000,000	5.000%, 12/01/31	Aa1/AA/NR	2,327,400
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,129,761
4,205,000	5.000%, 01/01/37 (pre-refunded)	Aa1/AA/NR	4,253,904
	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/A-/NR	3,467,160
	Total Utility		31,654,534

	Water/Sewer (6.8%)
	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee,
	Inc. Insured	Baa2/BBB+/NR	264,605
	Gilbert Water Resource Municipal
	Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	A3/AA-/AA	2,148,520
	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured
	(pre-refunded)	A1/AA/NR	1,820,751
2,000,000	5.000%, 07/01/28	A1/AA/NR	2,408,640
500,000	5.000%, 07/01/28	A1/AA/NR	576,390
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/AA-/NR	2,024,295
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	731,463

12 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water/Sewer (continued)
	Lake Havasu City Wastewater System
	Revenue
$1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	$1,116,710
	Phoenix Civic Improvement Corp.
	Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,918,965
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	531,965
	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA-/AA-	2,321,360
	Tucson Water Revenue System
1,000,000	5.000%, 07/01/32	Aa2/AA/AA	1,173,310
	Yuma Municipal Property Corp. Utility
	System Revenue
700,000	5.000%, 07/01/21 Syncora Guarantee,
	Inc. Insured	A1/AA-/AA-	749,147
500,000	5.000%, 07/01/22 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	535,015
1,000,000	5.000%, 07/01/24 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	1,069,850
	Total Water/Sewer		19,390,986
	Total Revenue Bonds		212,048,830
	Total Investments (cost $257,391,717 –
	note 4)	97.5%	275,898,870
	Other assets less liabilities	2.5	7,162,438
	Net Assets	100.0%	$283,061,308

Percent of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	6.2%
Pre-refunded bonds ††/ETM Bonds	18.1
Aa of Moody’s or AA of S&P or Fitch	48.3
A of Moody’s or S&P or Fitch	22.0
Baa of Moody’s or BBB of S&P or Fitch	3.4
CCC of S&P	0.1
Not Rated*	1.9
100.0%

13 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**
Illiquid security: This security has been deemed to be illiquid by Aquila Investment Management LLC (“the Manager”) and represents 0.1% of net assets. This same security is also in default and did not make its most recent payment of interest .

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Private placement subject to SEC Rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

14 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2015 (unaudited)

ASSETS
Investments at value (cost $257,391,717)	$275,898,870
Cash	3,842,741
Interest receivable	3,291,447
Receivable for investment securities sold	622,300
Receivable for Fund shares sold	60,000
Other assets	22,174
Total assets	283,737,532
LIABILITIES
Payable for Fund shares redeemed	256,927
Dividends payable	227,788
Management fee payable	92,640
Accrued expenses	98,869
Total liabilities	676,224
NET ASSETS	$283,061,308

Net Assets consist of:
Capital Stock - Authorized an unlimited number of
shares, par value $0.01 per share	$260,313
Additional paid-in capital	262,652,539
Net unrealized appreciation on investments (note 4)	18,507,153
Accumulated net realized gain on investments	879,409
Undistributed net investment income	761,894
	$283,061,308

CLASS A
Net Assets	$230,260,416
Capital shares outstanding	21,179,801
Net asset value and redemption price per share	$10.87
Maximum offering price per share (100/96 of $10.87)	$11.32

CLASS C
Net Assets	$17,756,107
Capital shares outstanding	1,633,492
Net asset value and offering price per share	$10.87
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.87	*

CLASS Y
Net Assets	$35,044,785
Capital shares outstanding	3,217,990
Net asset value, offering and redemption price per share	$10.89

See accompanying notes to financial statements.

15 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2015 (unaudited)

Investment Income:

Interest income		$5,713, 434

Expenses:

Management fee (note 3)	$557,787
Distribution and service fees (note 3)	262,564
Transfer and shareholder servicing agent fees	60,145
Trustees’ fees and expenses (note 8)	48,780
Legal fees	40,254
Shareholders’ reports	13,679
Registration fees and dues	11,543
Auditing and tax fees	11,444
Custodian fees (note 6)	10,206
Insurance	7,230
Chief compliance officer services (note 3)	3,271
Miscellaneous	18,331
Total expenses		1,045,234
Net investment income		4,668, 200

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	322,440
Change in unrealized appreciation on
investments	(3,187,927)

Net realized and unrealized gain (loss) on
investments		(2,865,487)
Net change in net assets resulting from
operations		$1,802,713

See accompanying notes to financial statements.

16 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Year Ended
	(unaudited)	March 31, 2015

OPERATIONS:
Net investment income	$4,668,200	$9,415,133
Net realized gain (loss) from
securities transactions	322,440	1,043,154
Change in unrealized
appreciation on investments	(3,187,927)	7,696,825
Change in net assets resulting
from operations	1,802,713	18,155,112

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(3,854,031)	(8,048,585)
Class C Shares:
Net investment income	(224,279)	(441,887)
Class Y Shares:
Net investment income	(534,720)	(852,666)
Change in net assets from
distributions	(4,613,030)	(9,343,138)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	21,201,447	27,897,163
Reinvested dividends and
distributions	3,621,937	7,188,132
Cost of shares redeemed	(18,211,129)	(30,614,326)
Change in net assets from
capital share transactions	6,612,255	4,470,969

Change in net assets	3,801,938	13,282,943

NET ASSETS:
Beginning of period	279,259,370	265,976,427

End of period*	$283,061,308	$279,259,370

*Includes undistributed net investment income of:	$761,894	$706,724

See accompanying notes to financial statements.

17 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015 (unaudited)

1. Organization

     Aquila Tax-Free Fund of Arizona (the “Fund”), a series of Aquila Municipal Trust (from inception until the close of business on October 11, 2013, the Fund operated under the name Tax-Free Fund of Arizona), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business Fund and commenced operations on March 13, 1986. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

18 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	275,898,870
Level 3 – Significant Unobservable Inputs	—
Total	$275,898,870

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

19 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2012–2014) or expected to be taken in the Fund’s 2015 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2015, the Fund decreased undistributed net investment income by $59,229, and increased additional paid-in capital by $59,229. These reclassifications had no effect on net assets or net asset value per share.

i)
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

20 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2015, distribution fees on Class A Shares amounted to $172,758, of which the Distributor retained $11,490.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2015, amounted to $67,354. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2015, these payments amounted to $22,452. The total of these payments with respect to Class C Shares amounted to $89,806, of which the Distributor retained $21,108.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2015, total commissions on sales of Class A Shares amounted to $163,233, of which the Distributor received $32,202.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2015, purchases of securities and proceeds from the sales of securities aggregated $20,251,146 and $17,355,802, respectively.

     At September 30, 2015, the aggregate tax cost for all securities was $256,687,964. At September 30, 2015, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $19,815,939 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $605,033 for a net unrealized appreciation of $19,210,906.

21 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At September 30, 2015, the Fund had all of its assets invested in the securities of Arizona issuers.

6. Expenses

     The Fund had negotiated an expense offset arrangement with JPMorgan Chase Bank N.A., which served as its custodian until November 2, 2015. Under these arrangements, it received credit towards the reduction of custodian fees and other Fund expenses whenever there were uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset, if any, and the net expenses. Effective November 2, 2015, the Fund no longer receives credits toward the reduction of custody fees from the Fund's new custodian.

22 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2015		Year Ended
	(unaudited)		March 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	879,701	$9,550,973	1,261,894	$13,749,097
Reinvested dividends and
distributions	284,606	3,089,708	572,232	6,233,618
Cost of shares redeemed	(1,323,290)	(14,372,397)	(2,075,139)	(22,576,469)
Net change	(158,983)	(1,731,716)	(241,013)	(2,593,754)
Class C Shares:
Proceeds from shares sold	209,137	2,270,040	367,971	4,008,775
Reinvested dividends and
distributions	17,982	195,183	36,371	396,072
Cost of shares redeemed	(205,898)	(2,231,161)	(333,932)	(3,630,435)
Net change	21,221	234,062	70,410	774,412
Class Y Shares:
Proceeds from shares sold	863,144	9,380,434	930,007	10,139,291
Reinvested dividends and
distributions	31,010	337,046	51,073	558,442
Cost of shares redeemed	(147,513)	(1,607, 571)	(403,827)	(4,407,422)
Net change	746,641	8,109,909	577,253	6,290,311
Total transactions in Fund
shares	608,879	$6,612,255	406,650	$4,470,969

23 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

8. Trustees’ Fees and Expenses

     At September 30, 2015 there were 11 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2015 was $40,318. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2015, such meeting-related expenses amounted to $8,462.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

24 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2015 (unaudited)

The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2015	March 31, 2014
Net tax-exempt income	$9,294,735	$9,752,435
Ordinary Income	48,403	27,853
Long-term capital gains	–	209,695
	$9,343,138	$9,989,983

As of March 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$131,330
Accumulated net realized loss on investments	556,969
Unrealized appreciation	22,401,804
Other temporary differences	(131,330)
$22,958,773

The difference between book basis and tax unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid and the amortization of discount securities.

25 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15 (unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.98		$10.63	$10.97		$10.92		$10.37	$10.50	$10.14
Income from investment operations:
Net investment income(1)	0.18		0.38	0.38		0.29		0.41	0.42	0.43
Net gain (loss) on securities (both
realized and unrealized)	(0.10)		0.35	(0.34)		0.05		0.54	(0.13)	0.36
Total from investment operations	0.08		0.73	0.04		0.34		0.95	0.29	0.79
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.38)	(0.37)		0.29		(0.40)	(0.42)	(0.43)
Distributions from capital gains	–		–	(0.01)		–		–	–	– (2)
Total distributions	(0.19)		(0.38)	(0.38)		(0.29)		(0.40)	(0.42)	(0.43)
Net asset value, end of period	$10.87		$10.98	$10.63		$10.97		$10.92	$10.37	$10.50
Total return(not reflecting sales charge)	0.67	%(3)	6.92%	0.49%		3.08	%(3)	9.29%	2.80%	7.87%
Ratios/supplemental data
Net assets, end of period (in millions)	$230		$234	$229		$265		$274	$260	$295
Ratio of expenses to average net assets	0.71	%(4)	0.73%	0.78	%(5)(6)	0.73	%(4)	0.73%	0.73%	0.74%
Ratio of net investment income to
average net assets	3.39	%(4)	3.49%	3.59	%(5)(6)	3.50	%(4)	3.78%	4.07%	4.08%
Portfolio turnover rate	6	%(3)	14%	10%		8	%(3)	17%	12%	14%

Expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.71	%(4)	0.73%	0.78	%(5)	0.73	%(4)	0.73%	0.73%	0.74%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not annualized. (4) Annualized.
(5)	Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust.
(6)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.64%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15(unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$10.98		$10.63	$10.97		$10.92		$10.37	$10.50	$10.14
Income from investment operations:
Net investment income(1)	0.14		0.29	0.29		0.22		0.31	0.33	0.33
Net gain (loss) on securities (both
realized and unrealized)	(0.11)		0.34	(0.34)		0.05		0.55	(0.13)	0.37
Total from investment operations	0.03		0.63	(0.05)		0.27		0.86	0.20	0.70
Less distributions (note 10):
Dividends from net investment income	(0.14)		(0.28)	(0.28)		(0.22)		(0.31)	(0.33)	(0.34)
Distributions from capital gains	–		–	(0.01)		–		–	–	– (2)
Total distributions	(0.14)		(0.28)	(0.29)		(0.22)		(0.31)	(0.33)	(0.34)
Net asset value, end of period	$10.87		$10.98	$10.63		$10.97		$10.92	$10.37	$10.50
Total return(not reflecting CDSC)	0.25	%(3)	6.02%	(0.36)%		2.43	%(3)	8.36%	1.93%	6.95%
Ratios/supplemental data
Net assets, end of period (in millions)	$18		$18	$16		$24		$21	$15	$14
Ratio of expenses to average net assets	1.56	%(4)	1.58%	1.63	%(5)(6)	1.57	%(4)	1.58%	1.57%	1.58%
Ratio of net investment income to
average net assets	2.53	%(4)	2.63%	2.74	%(5)(6)	2.64	%(4)	2.91%	3.21%	3.19%
Portfolio turnover rate	6	%(3)	14%	10%		8	%(3)	17%	12%	14%

Expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.56	%(4)	1.58%	1.63	%(5)	1.57	%(4)	1.58%	1.57%	1.58%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust.
(6)	Without these expenses, the expense ratio and the net investment income ratio would have been 1.58% and 2.79%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year	Year		Nine Months		Year Ended June 30,
	9/30/15(unaudited)		Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011	2010
Net asset value, beginning of period	$11.00		$10.65	$10.99		$10.94		$10.39	$10.52	$10.16
Income from investment operations:
Net investment income(1)	0.19		0.40	0.40		0.30		0.42	0.44	0.44
Net gain (loss) on securities (both
realized and unrealized)	(0.11)		0.34	(0.34)		0.05		0.55	(0.14)	0.36
Total from investment operations	0.08		0.74	0.06		0.35		0.97	0.30	0.80
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.39)	(0.39)		(0.30)		(0.42)	(0.43)	(0.44)
Distributions from capital gains	–		–	(0.01)		–		–	–	– (2)
Total distributions	(0.19)		(0.39)	(0.40)		(0.30)		(0.42)	(0.43)	(0.44)
Net asset value, end of period	$10.89		$11.00	$10.65		$10.99		$10.94	$10.39	$10.52
Total return	0.75	%(3)	7.07%	0.64%		3.20	%(3)	9.44%	2.95%	8.02%
Ratios/supplemental data
Net assets, end of period (in millions)	$35		$27	$20		$24		$16	$11	$13
Ratio of expenses to average net assets	0.56	%(4)	0.58%	0.63	%(5)(6)	0.58	%(4)	0.58%	0.58%	0.59%
Ratio of net investment income to
average net assets	3.52	%(4)	3.63%	3.74	%(5)(6)	3.64	%(4)	3.92%	4.22%	4.22%
Portfolio turnover rate	6	%(3)	14%	10%		8	%(3)	17%	12%	14%

Expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.56	%(4)	0.58%	0.63	%(5)	0.58	%(4)	0.58%	0.58%	0.59%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Amount represents less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust.
(6)	Without these expenses, the expense ratio and the net investment income ratio would have been 0.58% and 3.79%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

28 | Aquila Tax-Free Trust of Arizona

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Trust [Aquila Tax-Free Trust of Arizona], the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2015. The independent Trustees met telephonically on September 14, 2015 and in person on September 20, 2015 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 20, 2015, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2016. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Trust and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Trust. The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities and capabilities for credit analysis of the Trust’s portfolio securities. The Trustees noted the extensive experience of the portfolio manager. They considered that Mr. Curtis is based in Phoenix, Arizona and that he has a comprehensive understanding regarding the economy of the State of Arizona and the securities in which the Trust invests, including those securities with less than the highest ratings from the rating agencies.

29 | Aquila Tax-Free Trust of Arizona

     The Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

     The Trustees reviewed the Trust’s performance and compared its performance to the performance of:

•
the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (seven municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Trust in size and that charge a front-end sales charge);

•
the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one, three and ten year periods but 0.03% lower than the average for the five year period ended June 30, 2015. However, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten year periods ended June 30, 2015, as well as the benchmark index for each of the one, three and five year periods ended June 30, 2015. The Trustees considered that, as reflected in the Consultant’s Report, the Trust delivered above-average results on a risk-adjusted basis for the three and five year periods ended June 30, 2015 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance.

     Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Trust Expenses

     The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which eight or more mutual funds are operating, with similar operating expense structures).

30 | Aquila Tax-Free Trust of Arizona

     The Trustees considered that the Trust’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Trust’s expenses were less than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group.

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Trust. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those funds.

     The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

Profitability

     The Trustees received materials from each of the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Trust, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Trust. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the management of the Trust. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Trust. The Trustees considered that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

31 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2015 and held for the six months ended September 30, 2015.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2015

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	0.67%	$1,000.00	$1,006.70	$3.57
Class C	0.25%	$1,000.00	$1,002.50	$7.83
Class Y	0.75%	$1,000.00	$1,007.50	$2.82

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.71%, 1.56% and 0.56% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

32 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2015

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021. 51	$3.60
Class C	5.00%	$1,000.00	$1,017. 25	$7.89
Class Y	5.00%	$1,000.00	$1,022. 26	$2.84

(1)
Expenses are equal to the annualized expense ratio of 0.71%, 1.56% and 0.56% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

33 | Aquila Tax-Free Trust of Arizona

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Fund publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2015, the Fund did not hold any portfolio securities for which the Fund was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2015, $9,294,735 of dividends paid by Aquila Tax-Free Trust of Arizona, constituting 99.48% of total dividends paid, were exempt-interest dividends; and the balance was ordinary dividend income.

     Prior to February 15, 2016, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2015 calendar year.

34 | Aquila Tax-Free Trust of Arizona

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
 120 West 45th Street, Suite 3600
New York, New York 10036

Board of Trustees
     John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
     Lyle W. Hillyard
 Glenn P. O’Flaherty
 John J. Partridge
James R. Ramsey
 Laureen L. White

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
 and Secretary
Todd W. Curtis, Senior Vice President and
Portfolio Manager
 Marie E. Aro, Senior Vice President
 Paul G. O’Brien, Senior Vice President
Craig T. DiRuzzo, Vice President
Randall S. Fillmore, Chief Compliance Officer
 Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
     BNY MELLON
 225 Liberty Street
 New York, New York 10286

Further information is contained in the Prospectus,
 which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee December 7, 2015

By:	/s/ Joseph P. DiMaggio
December 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee December 7, 2015

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 7, 2015

AQUILA MUNICIPAL TRUST

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.